President's Letter

Dear Valued Client,

In August of 1997, I assumed leadership of Aetna's retirement, investment, and life insurance areas, known collectively as Aetna Retirement Services (ARS). Through its operating companies, ARS provides individuals with a full range of financial services, investment management, and other important products and services. I'm delighted to be heading this company because our mission is to help people clarify, plan for, and achieve their personal retirement dreams. That's a mission that's important to us and to you.

Overall, 1997 proved to be another strong year for the stock market. The year began with some skepticism as to whether or not stocks could produce a third consecutive year of 20%-plus total returns. At year end, the turbulence in the Asian markets contributed to wild swings in domestic markets. And, in spite of it all, the S & P 500 Index rose more than 33%, while the Dow Jones Industrial Average climbed nearly 25%. The resilience of the market helped equity investors enjoy yet another year of record returns.*

In the fall of 1997, the ARS organization formed a management investment company named Portfolio Partners, Inc. (PPI) in order to give many of our clients access to a wider array of fund management styles, with reduced fees. With the addition of PPI, our variable insurance product investment options include funds subadvised by T. Rowe Price Associates, Inc., Massachusetts Financial Services, Inc. (MFS), and Scudder Kemper Investments, Inc. (Scudder). Aetna funds, subadvised by Aeltus Investment Management, Inc., remain in our expanding list of fund families, and together, give you valuable diversification across markets.

Market swings, economic twists, changes in state and federal tax laws. All offer opportunities - and confusion - for investors. That's why it's so important for you to pursue an investment strategy that fits your needs and to wisely choose your retirement planning partner. Thank you for choosing Aetna Retirement Services, and for your continued trust and business.


Sincerely,
/s/ Thomas J. McInerney
-----------------------
    Thomas J. McInerney


*Past performance is no indication of future results.

Variable Annuity Account C
Statement of Assets and Liabilities - December 31, 1997


ASSETS:
Investments, at net asset value: (Note 1)
 Aetna Variable Fund; 189,402,635 shares (cost $5,932,019,068) ........................ $ 6,370,594,954
 Aetna Income Shares; 29,481,519 shares (cost $379,976,337) ...........................     378,848,309
 Aetna Variable Encore Fund; 17,984,272 shares (cost $234,633,355) ....................     240,346,197
 Aetna Investment Advisers Fund, Inc.; 61,720,862 shares (cost $848,048,432) ..........     989,547,679
 Aetna GET Fund, Series B; 5,058,054 shares (cost $56,606,586) ........................      79,552,932
 Aetna GET Fund, Series C; 18,780,804 shares (cost $190,080,319) ......................     236,822,693
 Aetna Ascent Variable Portfolio; 5,107,825 shares (cost $66,607,510) .................      72,115,304
 Aetna Crossroads Variable Portfolio; 3,801,191 shares (cost $47,125,006) .............      49,739,310
 Aetna Legacy Variable Portfolio; 2,710,978 shares (cost $32,214,576) .................      32,802,912
 Aetna Variable Portfolios, Inc.:
  Aetna Variable Capital Appreciation Portfolio; 171,171 shares (cost $2,313,642) .....       2,039,640
  Aetna Variable Growth Portfolio; 111,560 shares (cost $1,335,706) ...................       1,098,483
  Aetna Variable Index Plus Portfolio; 5,933,809 shares (cost $76,210,503) ............      83,175,077
  Aetna Variable Small Company Portfolio; 388,120 shares (cost $5,122,912) ............       4,956,212
 Calvert Social Balanced Portfolio; 27,469,430 shares (cost $47,247,774) ..............      54,444,411
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio; 7,855,657 shares (cost $156,737,051) .......................     190,735,350
  Growth Portfolio; 3,457,071 shares (cost $105,862,746) ..............................     128,257,345
  Overseas Portfolio; 700,480 shares (cost $13,223,729) ...............................      13,449,206
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio; 1,288,137 shares (cost $19,277,286) ........................      23,199,341
  Contrafund Portfolio; 12,866,038 shares (cost $206,330,826) .........................     256,548,805
  Index 500 Portfolio; 504,605 shares (cost $46,209,224) ..............................      57,721,771
 Janus Aspen Series:
  Aggressive Growth Portfolio; 10,248,197 shares (cost $174,115,177) ..................     210,600,444
  Balanced Portfolio; 2,143,788 shares (cost $32,647,487) .............................      37,451,981
  Flexible Income Portfolio; 1,252,635 shares (cost $14,374,926) ......................      14,756,039
  Growth Portfolio; 4,330,541 shares (cost $68,345,213) ...............................      80,028,403
  Worldwide Growth Portfolio; 18,350,150 shares (cost $366,705,134)....................     429,210,001
 Lexington Emerging Markets Fund; 649,673 shares (cost $6,756,872).....................       5,788,593
 Lexington Natural Resources Trust Fund; 2,881,672 shares (cost $41,178,832)...........      42,965,725
 Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio; 8,228,209 shares (cost $356,891,357).............     352,990,165
 PPI MFS Research Growth Portfolio; 23,381,050 shares (cost $231,196,214)..............     227,029,997
 PPI MFS Value Equity Portfolio; 3,887,887 shares (cost $114,649,620)..................     116,286,704
 PPI Scudder International Growth Portfolio; 14,375,874 shares (cost $199,666,185).....     202,699,815
 PPI T. Rowe Price Growth Equity Portfolio; 3,885,589 shares (cost $166,078,985) ......     169,450,553
                                                                                        ---------------
NET ASSETS (cost $10,239,788,590) ..................................................... $11,155,254,351
                                                                                        ===============

Net assets represented by:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and 5)
Aetna Variable Fund:
 Annuity contracts in accumulation .................................................... $ 6,078,549,136
 Annuity contracts in payment period ..................................................     292,045,818
Aetna Income Shares:
 Annuity contracts in accumulation ....................................................     372,629,553
 Annuity contracts in payment period ..................................................       6,218,756

Variable Annuity Account C
Statement of Assets and Liabilities - December 31, 1997 (continued):


Aetna Variable Encore Fund:
 Annuity contracts in accumulation ......................  $   240,346,197
Aetna Investment Advisers Fund, Inc.:
 Annuity contracts in accumulation ......................      968,354,403
 Annuity contracts in payment period ....................       21,193,276
Aetna GET Fund, Series B:
 Annuity contracts in accumulation ......................       79,552,932
Aetna GET Fund, Series C:
 Annuity contracts in accumulation ......................      236,822,693
Aetna Ascent Variable Portfolio:
 Annuity contracts in accumulation ......................       72,115,304
Aetna Crossroads Variable Portfolio:
 Annuity contracts in accumulation ......................       49,739,310
Aetna Legacy Variable Portfolio:
 Annuity contracts in accumulation ......................       32,749,254
 Annuity contracts in payment period ....................           53,658
Aetna Variable Portfolios, Inc.:
 Aetna Variable Capital Appreciation Portfolio:
 Annuity contracts in accumulation ......................        2,039,640
 Aetna Variable Growth Portfolio:
 Annuity contracts in accumulation ......................        1,098,483
Aetna Variable Index Plus Portfolio:
 Annuity contracts in accumulation ......................       83,098,319
 Annuity contracts in payment period ....................           76,758
 Aetna Variable Small Company Portfolio:
 Annuity contracts in accumulation ......................        4,956,212
Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation ......................       54,444,411
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
 Annuity contracts in accumulation ......................      190,735,350
 Growth Portfolio:
 Annuity contracts in accumulation ......................      128,257,345
 Overseas Portfolio:
 Annuity contracts in accumulation ......................       13,449,206
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
 Annuity contracts in accumulation ......................       23,199,341
 Contrafund Portfolio:
 Annuity contracts in accumulation ......................      256,548,805
 Index 500 Portfolio:
 Annuity contracts in accumulation ......................       57,721,771
Janus Aspen Series:
 Aggressive Growth Portfolio:
 Annuity contracts in accumulation ......................      210,600,444
 Balanced Portfolio:
 Annuity contracts in accumulation ......................       37,451,981
 Flexible Income Portfolio:
 Annuity contracts in accumulation ......................       14,756,039
 Growth Portfolio:
 Annuity contracts in accumulation ......................       79,992,417
 Annuity contracts in payment period ....................           35,986

Variable Annuity Account C
Statement of Assets and Liabilities - December 31, 1997 (continued):


 Worldwide Growth Portfolio:
 Annuity contracts in accumulation ...........  $   429,093,163
 Annuity contracts in payment period .........          116,838
Lexington Emerging Markets Fund:
 Annuity contracts in accumulation ...........        5,788,593
Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation ...........       42,965,725
Portfolio Partners, Inc.:
 PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation ...........      352,966,999
 Annuity contracts in payment period .........           23,166
 PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation ...........      227,029,997
 PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation ...........      116,286,704
 PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation ...........      202,699,815
 PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation ...........      169,450,553
                                                ---------------
                                                $11,155,254,351
                                                ===============


See Notes to Financial Statements

Variable Annuity Account C
Statements of Operations and Changes in Net Assets


                                                                                  Year Ended December 31,
                                                                                  1997                 1996
                                                                          -------------------   -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ............................................................     $ 1,552,106,208      $  712,854,599
Expenses: (Notes 2 and 5)
 Valuation period deductions ..........................................        (120,867,375)        (93,446,331)
                                                                            ---------------      --------------
Net investment income .................................................       1,431,238,833         619,408,268
                                                                            ---------------      --------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ..................................................       2,013,561,413       2,060,808,031
 Cost of investments sold .............................................       1,773,010,971       1,547,239,509
                                                                            ---------------      --------------
  Net realized gain ...................................................         240,550,442         513,568,522
Net unrealized gain on investments: (Note 5)
 Beginning of year ....................................................         612,391,085         594,083,184
 End of year ..........................................................         915,465,761         612,391,085
                                                                            ---------------      --------------
  Net change in unrealized gain .......................................         303,074,676          18,307,901
                                                                            ---------------      --------------
Net realized and unrealized gain on investments .......................         543,625,118         531,876,423
                                                                            ---------------      --------------
Net increase in net assets resulting from operations ..................       1,974,863,951       1,151,284,691
                                                                            ---------------      --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ...........................       1,039,130,530         951,293,520
Sales and administrative charges deducted by the Company ..............             (17,373)            (61,783)
                                                                            ---------------      --------------
 Net variable annuity contract purchase payments ......................       1,039,113,157         951,231,737
Transfer from the Company for mortality guarantee adjustments .........           2,085,609           3,247,064
Transfers from the Company's fixed account options ....................         166,510,610         187,508,331
Transfers to the Company's other variable annuity accounts ............         (88,238,000)                  0
Redemptions by contract holders .......................................        (474,257,152)       (339,383,183)
Annuity Payments ......................................................         (31,253,253)        (20,948,181)
Other .................................................................           1,227,066             144,245
                                                                            ---------------      --------------
 Net increase in net assets from unit transactions (Note 5) ...........         615,188,037         781,800,013
                                                                            ---------------      --------------
Change in net assets ..................................................       2,590,051,988       1,933,084,704
NET ASSETS:
Beginning of year .....................................................       8,565,202,363       6,632,117,659
                                                                            ---------------      --------------
End of year ...........................................................     $11,155,254,351      $8,565,202,363
                                                                            ===============      ==============


See Notes to Financial Statements

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1997


---------------------------------------------------------------
                                                 Value
                                               Per Unit
                                               --------
                                        Beginning     End of
                                         of Year       Year
---------------------------------------------------------------
Aetna Variable Fund:
Qualified I                            $  222.444    $  285.511
Qualified III                             169.448       217.359
Qualified V                                17.318        22.179
Qualified VI                               17.302        22.194
Qualified VII                              16.291        20.910
Qualified VIII                             16.068        20.609
Qualified IX                               18.142        20.525
Qualified X (1.15)                         17.357        22.287
Qualified X (1.25)                         17.302        22.194
Qualified XI                               17.352        22.325
Qualified XII (0.95)                       11.469        14.756
Qualified XII (1.00)                       11.465        14.744
Qualified XII (1.05)                       12.312        14.732
Qualified XII (1.10)                       14.520        14.720
Qualified XII (1.15)                       11.805        14.708
Qualified XII (1.20)                       13.746        14.696
Qualified XII (1.25)                       12.851        14.684
Qualified XII (1.30)                       12.519        14.672
Qualified XII (1.50)                       11.429        14.624
Qualified XIII                             17.333        22.301
Qualified XV                               17.304        22.264
Qualified XVI                              17.861        22.153
Qualified XVII                             19.673        22.226
Qualified XVIII                            19.673        22.226
Qualified XIX                             253.000       285.918
Qualified XX                              192.674       217.668
Qualified XXI                             180.495       217.796
Annuity contracts in payment period
---------------------------------------------------------------
Aetna Income Shares:
Qualified I                                48.524        51.930
Qualified III                              47.992        51.330
Qualified V                                12.546        13.397
Qualified VI                               12.377        13.238
Qualified VII                              11.440        12.243
Qualified VIII                             11.398        12.190
Qualified IX                               11.737        12.330
Qualified X (1.15)                         12.416        13.293
Qualified X (1.25)                         12.377        13.238
Qualified XI                               12.413        13.316
Qualified XII (0.95)                       10.503        11.268
Qualified XII (1.00)                       10.500        11.258
Qualified XII (1.05)                       10.587        11.249
Qualified XII (1.10)                       11.219        11.240
Qualified XII (1.15)                       10.476        11.231
Qualified XII (1.30)                       10.974        11.203
Qualified XII (1.50)                       10.442        11.166
Qualified XIII                             12.399        13.301
Qualified XV                               12.379        13.279
Qualified XVI                              12.302        13.213
Qualified XVII                             12.629        13.249
Qualified XVIII                            12.629        13.249
Qualified XIX                              49.527        51.975
Qualified XX                               48.971        51.374
Qualified XXI                              48.310        51.433
Annuity contracts in payment period
---------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
                                       Increase (Decrease)                    Units
                                           in Value of                     Outstanding         Reserves
                                           Accumulation                       at End            at End
                                               Unit                          of Year           of Year
-----------------------------------------------------------------------------------------------------------
Aetna Variable Fund:
Qualified I                                    28.35%                          158,077.9   $    45,133,058
Qualified III                                  28.27%                        1,826,355.4       396,974,407
Qualified V                                    28.07%                           18,366.5           407,344
Qualified VI                                   28.28%                      177,627,473.7     3,942,256,334
Qualified VII                                  28.35%                        9,786,464.3       204,634,763
Qualified VIII                                 28.26%                           40,423.8           833,106
Qualified IX                                   13.13%             (5)           21,897.7           449,443
Qualified X (1.15)                             28.40%                          461,570.5        10,286,990
Qualified X (1.25)                             28.28%                       21,842,444.3       484,770,246
Qualified XI                                   28.66%                        5,232,193.2       116,809,519
Qualified XII (0.95)                           28.66%                        3,760,075.7        55,484,162
Qualified XII (1.00)                           28.60%                          362,674.6         5,347,295
Qualified XII (1.05)                           19.66%             (2)           44,424.7           654,463
Qualified XII (1.10)                            1.37%            (10)              570.3             8,394
Qualified XII (1.15)                           24.59%             (1)          508,937.5         7,485,354
Qualified XII (1.20)                            6.91%             (6)               25.4               373
Qualified XII (1.25)                           14.26%             (4)            1,646.0            24,170
Qualified XII (1.30)                           17.20%             (4)            3,082.0            45,218
Qualified XII (1.50)                           27.96%                           40,309.2           589,466
Qualified XIII                                 28.66%                        7,667,724.4       170,997,048
Qualified XV                                   28.66%                        8,238,897.6       183,429,504
Qualified XVI                                  24.03%             (3)        1,699,981.8        37,660,480
Qualified XVII                                 12.97%             (5)        6,093,102.4       135,422,705
Qualified XVIII                                12.97%             (5)        7,364,496.5       163,680,170
Qualified XIX                                  13.01%             (5)          118,511.2        33,884,499
Qualified XX                                   12.97%             (5)          225,861.8        49,162,988
Qualified XXI                                  20.67%             (4)          147,466.3        32,117,637
Annuity contracts in payment period                                                            292,045,818
-----------------------------------------------------------------------------------------------------------
Aetna Income Shares:
Qualified I                                     7.02%                           20,287.9         1,053,558
Qualified III                                   6.96%                          959,336.3        49,242,416
Qualified V                                     6.78%                           10,766.1           144,233
Qualified VI                                    6.96%                       18,047,780.2       238,908,177
Qualified VII                                   7.02%                          174,636.6         2,138,095
Qualified VIII                                  6.95%                           10,668.8           130,056
Qualified IX                                    5.06%             (5)            1,747.9            21,552
Qualified X (1.15)                              7.06%                           98,338.3         1,307,212
Qualified X (1.25)                              6.96%                        2,482,651.8        32,864,198
Qualified XI                                    7.28%                          328,773.7         4,377,906
Qualified XII (0.95)                            7.28%                          251,155.5         2,829,934
Qualified XII (1.00)                            7.22%                           64,958.1           731,326
Qualified XII (1.05)                            6.25%             (2)           11,619.2           130,706
Qualified XII (1.10)                            0.19%            (11)                6.4                72
Qualified XII (1.15)                            7.20%             (1)           89,517.2         1,005,343
Qualified XII (1.30)                            2.09%             (6)              278.8             3,123
Qualified XII (1.50)                            6.94%             (1)            2,940.1            32,830
Qualified XIII                                  7.28%                          463,067.7         6,159,426
Qualified XV                                    7.28%                          553,278.5         7,347,133
Qualified XVI                                   7.41%             (3)          215,650.2         2,849,462
Qualified XVII                                  4.91%             (5)          453,722.7         6,011,308
Qualified XVIII                                 4.91%             (5)          765,835.4        10,146,445
Qualified XIX                                   4.94%             (5)           23,539.1         1,223,438
Qualified XX                                    4.91%             (5)           39,708.6         2,039,970
Qualified XXI                                   6.46%             (4)           37,556.2         1,931,634
Annuity contracts in payment period                                                              6,218,756
-----------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1997 (continued):


--------------------------------------------------------------------------------------------------------------------------------
                                                Value
                                               Per Unit          Increase (Decrease)                    Units
                                               --------              in Value of                     Outstanding      Reserves
                                        Beginning     End of         Accumulation                      at End          at End
                                         of Year       Year              Unit                          of Year         of Year
--------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:
Qualified I                               $40.069     $41.763            4.23%                           34,419.9   $  1,437,489
Qualified III                              39.528      41.174            4.16%                          455,501.8     18,754,940
Qualified V                                11.431      11.888            4.00%                           13,511.0        160,621
Qualified VI                               11.473      11.951            4.16%                       12,191,085.4    145,695,479
Qualified VII                              11.386      11.867            4.23%                          333,823.0      3,961,576
Qualified VIII                             11.050      11.509            4.16%                            2,212.2         25,461
Qualified IX                               11.536      11.827            2.52%              (5)           2,646.1         31,295
Qualified X (1.15)                         11.510      12.002            4.27%                          137,698.5      1,652,599
Qualified X (1.25)                         11.473      11.951            4.16%                        2,227,782.0     26,624,190
Qualified XI                               11.506      12.022            4.48%                          262,519.4      3,155,928
Qualified XII (0.95)                       10.277      10.738            4.48%                          147,123.4      1,579,742
Qualified XII (1.00)                       10.274      10.729            4.43%                           65,496.0        702,689
Qualified XII (1.05)                       10.322      10.720            3.86%              (2)           1,863.1         19,972
Qualified XII (1.10)                       10.663      10.711            0.45%             (10)             145.4          1,558
Qualified XII (1.15)                       10.264      10.702            4.27%                           44,265.0        473,739
Qualified XII (1.30)                       10.358      10.676            3.07%              (3)           8,301.8         88,630
Qualified XII (1.50)                       10.249      10.641            3.82%              (1)          13,867.8        147,568
Qualified XIII                             11.494      12.009            4.48%                          328,673.9      3,946,913
Qualified XV                               11.475      11.989            4.48%                          477,489.5      5,724,459
Qualified XVI                              11.592      11.929            2.91%              (3)         176,702.8      2,107,915
Qualified XVII                             11.674      11.951            2.37%              (5)         591,901.2      7,073,802
Qualified XVIII                            11.674      11.951            2.37%              (5)         936,222.8     11,188,785
Qualified XIX                              40.781      41.763            2.41%              (5)          19,719.9        823,569
Qualified XX                               40.220      41.174            2.37%              (5)          98,559.6      4,058,116
Qualified XXI                              40.046      41.257            3.03%              (4)          22,036.4        909,162
--------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:
Qualified I                                20.511      24.826           21.04%                           84,064.8      2,087,001
Qualified III                              20.419      24.700           20.96%                        2,160,304.7     53,358,639
Qualified V                                15.548      18.777           20.77%                            5,382.7        101,071
Qualified VI                               15.551      18.811           20.96%                       34,194,804.1    643,225,567
Qualified VII                              14.948      18.092           21.04%                          317,711.6      5,748,028
Qualified VIII                             14.437      17.463           20.95%                            3,789.8         66,180
Qualified IX                               15.497      17.464           12.69%              (5)           2,862.4         49,989
Qualified X (1.15)                         15.600      18.889           21.08%                          166,914.5      3,152,897
Qualified X (1.25)                         15.551      18.811           20.96%                        6,663,594.3    125,346,360
Qualified XI                               15.596      18.922           21.33%                          776,268.3     14,688,460
Qualified XII (0.95)                       10.902      13.226           21.32%                          986,710.9     13,050,376
Qualified XII (1.00)                       13.054      13.215            1.23%              (6)          57,737.1        763,013
Qualified XII (1.05)                       12.677      13.204            4.16%              (6)           4,205.1         55,526
Qualified XII (1.10)                       12.915      13.194            2.16%             (10)             294.1          3,881
Qualified XII (1.15)                       11.130      13.183           18.44%              (1)         250,059.5      3,296,487
Qualified XII (1.25)                       11.921      13.161           10.40%              (5)             132.9          1,749
Qualified XII (1.30)                       11.717      13.150           12.23%              (5)             459.4          6,041
Qualified XII (1.50)                       11.009      13.107           19.05%              (1)           7,997.4        104,824
Qualified XIII                             15.579      18.901           21.33%                        1,511,040.6     28,560,625
Qualified XV                               15.553      18.870           21.33%                        1,144,876.1     21,603,682
Qualified XVI                              15.674      18.776           19.79%              (3)         478,176.8      8,978,386
Qualified XVII                             16.739      18.837           12.53%              (5)         454,231.6      8,744,928
Qualified XVIII                            16.739      18.837           12.53%              (5)         772,953.8     14,560,460
Qualified XIX                              22.085      24.861           12.57%              (5)         157,309.2      3,910,940
Qualified XX                               21.980      24.735           12.53%              (5)         178,942.7      4,426,106
Qualified XXI                              20.723      24.749           19.43%              (4)         503,577.0     12,463,187
Annuity contracts in payment period                                                                                   21,193,276
--------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1997 (continued):


------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                   Units
                                              --------              in Value of                    Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End         at End
                                        of Year       Year              Unit                         of Year         of Year
------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:
Qualified III                            $15.634     $20.718            32.52%                         58,653.2   $  1,215,171
Qualified VI                              15.634      20.718            32.52%                      2,726,876.8     56,495,097
Qualified X (1.25)                        15.634      20.718            32.52%                        328,634.3      6,808,604
Qualified XI                              15.679      20.840            32.92%                        346,406.7      7,219,227
Qualified XII (1.20)                      11.054      12.870            16.43%             (5)          9,152.8        117,795
Qualified XII (1.40)                      12.575      12.845             2.15%             (6)          1,060.3         13,620
Qualified XIII                            15.662      20.818            32.92%                        111,939.4      2,330,319
Qualified XVI                             16.070      20.680            28.69%             (3)          1,050.3         21,721
Qualified XVII                            18.062      20.718            14.70%             (5)         33,837.1        701,033
Qualified XV                              15.636      20.783            32.92%                        222,793.6      4,630,345
------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:
Qualified III                             10.241      12.636            23.39%                        867,906.1     10,967,080
Qualified VI                              10.241      12.636            23.39%                     15,532,360.4    196,270,804
Qualified XI                              10.250      12.685            23.76%                      1,034,173.6     13,118,682
Qualified XII (1.20)                      10.250      12.685            23.76%                         82,397.3      1,045,224
Qualified XII (1.25)                      10.248      12.677            23.70%                         31,761.7        402,644
Qualified XII (1.40)                      10.503      12.653            20.46%             (1)          4,912.1         62,150
Qualified XII (1.75)                      12.001      12.596             4.95%             (6)            496.0          6,247
Qualified XIII                            10.250      12.685            23.76%                        607,502.0      7,706,275
Qualified XV                              10.242      12.676            23.76%                        388,232.0      4,921,246
Qualified XVI                             10.413      12.613            21.13%             (3)         40,922.5        516,163
Qualified XVII                            11.359      12.636            11.24%             (5)        142,936.2      1,806,178
------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:
Qualified I                               11.678      13.836            18.48%                            347.4          4,806
Qualified III                             13.291      15.422            16.04%             (2)            379.8          5,858
Qualified V                               12.996      15.363            18.22%                          1,607.9         24,702
Qualified VI                              13.025      15.422            18.40%                      3,543,367.2     54,647,052
Qualified VIII                            13.024      15.419            18.40%                             90.9          1,402
Qualified X (1.15)                        13.415      15.900            18.52%                         20,153.5        320,445
Qualified X (1.25)                        13.395      15.860            18.40%                        554,873.0      8,800,510
Qualified XI                              13.063      15.514            18.76%                         65,940.1      1,022,966
Qualified XII (0.95)                      11.472      13.624            18.76%                        119,470.9      1,627,660
Qualified XII (1.00)                      11.468      13.613            18.70%                         14,462.5        196,874
Qualified XII (1.05)                      11.629      13.602            16.96%             (2)         24,508.4        333,353
Qualified XII (1.10)                      13.275      13.590             2.37%            (10)             42.3            575
Qualified XII (1.15)                      11.525      13.579            17.82%             (1)          6,391.5         86,792
Qualified XII (1.25)                      12.564      13.557             7.91%             (5)            253.3          3,433
Qualified XII (1.30)                      11.759      13.546            15.20%             (4)            854.8         11,579
Qualified XII (1.50)                      11.422      13.502            18.20%             (1)          9,984.6        134,807
Qualified XIII                            13.049      15.497            18.76%                        178,233.3      2,762,023
Qualified XV                              13.027      15.471            18.76%                         86,254.6      1,334,440
Qualified XVI                             13.020      15.394            18.24%             (3)         29,839.7        459,359
Qualified XVII                            13.971      15.453            10.61%             (5)         10,257.3        158,507
Qualified XVIII                           14.368      15.892            10.61%             (5)         11,210.7        178,161
------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:
Qualified III                             12.577      14.456            14.94%             (2)            873.3         12,625
Qualified V                               12.422      14.400            15.93%                            491.5          7,078
Qualified VI                              12.450      14.456            16.11%                      2,469,082.2     35,692,895
Qualified VIII                            12.449      14.453            16.10%                          1,462.9         21,144
Qualified X (1.15)                        12.763      14.835            16.23%                         20,403.7        302,680
Qualified X (1.25)                        12.744      14.797            16.11%                        424,250.2      6,277,833
Qualified XI                              12.486      14.541            16.46%                         71,275.7      1,036,450
Qualified XII (0.95)                      11.146      12.980            16.46%                        117,725.3      1,528,123
Qualified XII (1.00)                      12.945      12.970             0.19%             (8)          2,785.5         36,127
Qualified XII (1.05)                      11.292      12.959            14.76%             (2)         12,846.9        166,485
Qualified XII (1.10)                      12.904      12.949             0.34%            (10)             14.0            181

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1997 (continued):


------------------------------------------------------------------------
                                                           Value
                                                          Per Unit
                                                          --------
                                                   Beginning    End of
                                                    of Year      Year
------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio (continued):
Qualified XII (1.15)                                 $11.182     $12.938
Qualified XII (1.25)                                  12.024      12.917
Qualified XII (1.30)                                  11.380      12.906
Qualified XII (1.50)                                  11.093      12.864
Qualified XIII                                        12.473      14.526
Qualified XV                                          12.452      14.501
Qualified XVI                                         12.449      14.430
Qualified XVII                                        13.199      14.485
Qualified XVIII                                       13.511      14.827
------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:
Qualified III                                         12.296      13.491
Qualified V                                           11.903      13.439
Qualified VI                                          11.930      13.491
Qualified X (1.15)                                    12.000      13.583
Qualified X (1.25)                                    11.982      13.550
Qualified XI                                          11.965      13.571
Qualified XII (0.95)                                  10.905      12.369
Qualified XII (1.00)                                  12.242      12.358
Qualified XII (1.05)                                  11.009      12.348
Qualified XII (1.10)                                  12.223      12.338
Qualified XII (1.15)                                  10.927      12.328
Qualified XII (1.25)                                  12.362      12.308
Qualified XII (1.30)                                  11.401      12.298
Qualified XII (1.50)                                  10.835      12.257
Qualified XIII                                        11.953      13.557
Qualified XV                                          11.932      13.534
Qualified XVI                                         11.873      13.467
Qualified XVII                                        12.496      13.518
Qualified XVIII                                       12.551      13.577
Annuity contracts in payment period
------------------------------------------------------------------------
Aetna Variable Portfolios, Inc.:
 Aetna Variable Capital Apreciation Portfolio:
Qualified VI                                          12.913      13.261
Qualified X (1.15)                                    12.904      13.271
Qualified X (1.25)                                    10.977      13.261
Qualified XI                                          13.037      13.290
Qualified XII (0.95)                                  12.912      13.290
Qualified XII (1.05)                                  12.796      13.281
Qualified XII (1.10)                                  12.952      13.276
Qualified XII (1.15)                                  13.244      13.271
Qualified XII (1.50)                                  12.103      13.237
Qualified XIII                                        13.093      13.290
Qualified XV                                          13.093      13.290
Qualified XVI                                         13.237      13.237
------------------------------------------------------------------------
 Aetna Variable Growth Portfolio:
Qualified VI                                          11.635      13.173
Qualified X (1.15)                                    14.472      13.183
Qualified X (1.25)                                    11.137      13.173
Qualified XI                                          12.787      13.202
Qualified XII (0.95)                                  12.787      13.202
Qualified XII (1.05)                                  13.184      13.192
Qualified XII (1.10)                                  13.325      13.188
Qualified XII (1.15)                                  13.348      13.183
Qualified XIII                                        12.975      13.202
Qualified XV                                          12.912      13.202
Qualified XVI                                         12.739      13.149
Qualified XVII                                        12.615      13.173
------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------
                                                   Increase (Decrease)                   Units
                                                       in Value of                    Outstanding      Reserves
                                                       Accumulation                      at End         at End
                                                           Unit                         of Year         of Year
-----------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio (continued):
Qualified XII (1.15)                                      15.70%              (1)          7,129.3     $   92,239
Qualified XII (1.25)                                       7.42%              (5)             92.9          1,200
Qualified XII (1.30)                                      13.41%              (4)            641.2          8,275
Qualified XII (1.50)                                      15.96%              (1)         30,806.0        396,282
Qualified XIII                                            16.46%                          99,659.7      1,447,618
Qualified XV                                              16.46%                         101,836.0      1,476,773
Qualified XVI                                             15.91%              (3)         26,483.1        382,139
Qualified XVII                                             9.74%              (5)         50,296.8        728,539
Qualified XVIII                                            9.74%              (5)          8,405.2        124,624
-----------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:
Qualified III                                              9.72%              (4)          2,279.1         30,748
Qualified V                                               12.90%                             421.5          5,665
Qualified VI                                              13.08%                       1,624,842.2     21,921,063
Qualified X (1.15)                                        13.20%                          77,495.1      1,052,651
Qualified X (1.25)                                        13.08%                         382,216.9      5,179,026
Qualified XI                                              13.42%                          38,898.5        527,891
Qualified XII (0.95)                                      13.43%                          47,725.7        590,296
Qualified XII (1.00)                                       0.95%              (2)             64.2            793
Qualified XII (1.05)                                      12.16%              (2)          6,221.3         76,822
Qualified XII (1.10)                                       0.94%              (1)            850.8         10,497
Qualified XII (1.15)                                      12.82%              (1)         21,027.4        259,226
Qualified XII (1.25)                                      (0.44%)             (9)              2.3             28
Qualified XII (1.30)                                       7.86%              (5)             74.1            911
Qualified XII (1.50)                                      13.13%              (3)         14,983.3        183,656
Qualified XIII                                            13.42%                          58,121.1        787,948
Qualified XV                                              13.42%                          82,178.1      1,112,175
Qualified XVI                                             13.42%              (3)         14,817.2        199,537
Qualified XVII                                             8.18%              (5)         16,059.5        217,094
Qualified XVIII                                            8.18%              (5)         43,693.5        593,227
Annuity contracts in payment period                                                                        53,658
-----------------------------------------------------------------------------------------------------------------
Aetna Variable Portfolios, Inc.:
 Aetna Variable Capital Apreciation Portfolio:
Qualified VI                                               2.69%              (7)        100,927.6      1,338,432
Qualified X (1.15)                                         2.84%              (7)          1,510.0         20,039
Qualified X (1.25)                                        20.81%              (4)         33,295.0        441,535
Qualified XI                                               1.94%              (7)          3,417.0         45,413
Qualified XII (0.95)                                       2.93%             (11)            587.0          7,802
Qualified XII (1.05)                                       3.79%              (7)             16.5            219
Qualified XII (1.10)                                       2.50%             (10)             46.3            615
Qualified XII (1.15)                                       0.20%              (8)             46.7            619
Qualified XII (1.50)                                       9.37%              (6)            795.2         10,526
Qualified XIII                                             1.50%             (11)          8,131.1        108,065
Qualified XV                                               1.50%             (11)          4,910.2         65,258
Qualified XVI                                              0.00%             (11)             84.4          1,117
-----------------------------------------------------------------------------------------------------------------
 Aetna Variable Growth Portfolio:
Qualified VI                                              13.22%              (5)         41,927.5        552,320
Qualified X (1.15)                                        (8.91%)             (9)          2,121.9         27,973
Qualified X (1.25)                                        18.28%              (4)         21,371.1        281,526
Qualified XI                                               3.25%           (11)            6,618.6         87,380
Qualified XII (0.95)                                       3.25%              (7)          1,879.9         24,819
Qualified XII (1.05)                                       0.06%              (7)             30.7            405
Qualified XII (1.10)                                      (1.03%)          (10)               36.9            487
Qualified XII (1.15)                                      (1.24%)             (8)            118.3          1,559
Qualified XIII                                             1.75%           (11)            4,360.4         57,567
Qualified XV                                               2.25%           (11)                6.8             89
Qualified XVI                                              3.22%           (11)            3,326.3         43,738
Qualified XVII                                             4.42%           (11)            1,565.3         20,620
-----------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1997 (continued):


----------------------------------------------------------------
                                                   Value
                                                  Per Unit
                                                  --------
                                           Beginning    End of
                                            of Year      Year
----------------------------------------------------------------
 Aetna Variable Index Plus Portfolio:
Qualified V                                  $10.919     $14.414
Qualified VI                                  10.924      14.444
Qualified VIII                                11.099      14.443
Qualified X (1.15)                            11.406      14.463
Qualified X (1.25)                            10.924      14.444
Qualified XI                                  10.934      14.500
Qualified XII (0.95)                          10.934      14.500
Qualified XII (1.00)                          14.289      14.491
Qualified XII (1.05)                          14.043      14.481
Qualified XII (1.10)                          14.078      14.472
Qualified XII (1.15)                          11.663      14.463
Qualified XII (1.20)                          13.642      14.453
Qualified XII (1.25)                          14.070      14.444
Qualified XII (1.30)                          11.470      14.435
Qualified XII (1.50)                          11.374      14.397
Qualified XIII                                10.934      14.500
Qualified XIV                                 14.493      14.444
Qualified XV                                  10.925      14.489
Qualified XVI                                 11.345      14.418
Qualified XVII                                12.748      14.452
Annuity contracts in payment period
----------------------------------------------------------------
 Aetna Variable Small Company Portfolio:
Qualified VI                                  12.299      13.654
Qualified X (1.15)                            11.541      13.664
Qualified X (1.25)                            10.816      13.654
Qualified XI                                  13.119      13.684
Qualified XII (0.95)                          13.119      13.684
Qualified XII (1.05)                          12.485      13.674
Qualified XII (1.10)                          13.331      13.669
Qualified XII (1.15)                          13.709      13.664
Qualified XII (1.50)                          13.952      13.629
Qualified XIII                                13.248      13.684
Qualified XV                                  13.248      13.684
Qualified XVI                                 13.629      13.629
Qualified XVII                                13.092      13.654
----------------------------------------------------------------
Calvert Social Balanced Portfolio:
Qualified III                                 19.965      23.675
Qualified V                                   15.400      18.234
Qualified VI                                  15.044      17.840
Qualified VIII                                13.668      16.207
Qualified XI                                  15.088      17.946
Qualified XII (0.95)                          10.924      12.994
Qualified XII (1.00)                          12.982      12.983
Qualified XII (1.05)                          12.278      12.972
Qualified XII (1.15)                          11.071      12.951
Qualified XII (1.25)                          12.790      12.930
Qualified XII (1.30)                          11.742      12.919
Qualified XII (1.50)                          10.955      12.877
Qualified XIII                                15.071      17.926
Qualified XV                                  15.046      17.896
Qualified XVI                                 14.934      17.808
Qualified XVII                                16.178      17.840
----------------------------------------------------------------



---------------------------------------------------------------------------------------------------------
                                           Increase (Decrease)                   Units
                                               in Value of                    Outstanding      Reserves
                                               Accumulation                      at End         at End
                                                   Unit                         of Year         of Year
---------------------------------------------------------------------------------------------------------
 Aetna Variable Index Plus Portfolio:
Qualified V                                       32.01%                             908.3    $    13,092
Qualified VI                                      32.23%                       4,796,643.6     69,282,701
Qualified VIII                                    30.12%              (3)            107.6          1,553
Qualified X (1.15)                                26.80%              (1)         10,120.7        146,372
Qualified X (1.25)                                32.23%                         159,460.5      2,303,246
Qualified XI                                      32.62%                         159,317.9      2,310,148
Qualified XII (0.95)                              32.62%                          62,360.0        904,235
Qualified XII (1.00)                               1.41%             (10)             28.5            414
Qualified XII (1.05)                               3.12%              (6)          1,083.2         15,686
Qualified XII (1.10)                               2.80%             (10)            215.4          3,117
Qualified XII (1.15)                              24.01%              (1)          5,516.5         79,784
Qualified XII (1.20)                               5.95%              (6)             24.0            346
Qualified XII (1.25)                               2.66%              (8)              9.5            137
Qualified XII (1.30)                              25.85%              (3)          8,664.6        125,071
Qualified XII (1.50)                              26.58%              (1)          3,155.7         45,434
Qualified XIII                                    32.62%                         190,347.5      2,760,085
Qualified XIV                                     (0.34%)            (11)         17,770.7        256,680
Qualified XV                                      32.62%                         293,222.5      4,248,634
Qualified XVI                                     27.09%              (3)         27,945.1        402,902
Qualified XVII                                    13.37%              (5)         13,747.5        198,682
Annuity contracts in payment period                                                                76,758
---------------------------------------------------------------------------------------------------------
 Aetna Variable Small Company Portfolio:
Qualified VI                                      11.02%              (6)        253,548.2      3,462,032
Qualified X (1.15)                                18.40%              (5)         13,842.7        189,151
Qualified X (1.25)                                26.24%              (4)         71,910.5        981,889
Qualified XI                                       4.31%             (11)          1,097.9         15,024
Qualified XII (0.95)                               4.31%             (11)          2,123.7         29,061
Qualified XII (1.05)                               9.52%              (6)            125.0          1,709
Qualified XII (1.10)                               2.54%             (10)            650.4          8,890
Qualified XII (1.15)                              (0.33%)             (8)            119.1          1,627
Qualified XII (1.50)                              (2.31%)             (8)             46.5            634
Qualified XIII                                     3.29%             (11)         12,602.6        172,458
Qualified XV                                       3.29%             (11)          4,992.9         68,325
Qualified XVI                                      0.00%             (11)             81.9          1,117
Qualified XVII                                     4.29%             (11)          1,779.3         24,295
---------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Qualified III                                     18.59%                         929,281.7     22,000,966
Qualified V                                       18.40%                           3,857.9         70,344
Qualified VI                                      18.59%                       1,499,988.7     26,759,958
Qualified VIII                                    18.58%                           5,209.5         84,430
Qualified XI                                      18.94%                          66,427.5      1,192,083
Qualified XII (0.95)                              18.95%                          93,905.0      1,220,160
Qualified XII (1.00)                               0.01%              (9)         25,620.1        332,625
Qualified XII (1.05)                               5.65%              (6)            766.1          9,938
Qualified XII (1.15)                              16.98%              (1)         37,415.9        484,572
Qualified XII (1.25)                               1.09%             (10)              5.6             72
Qualified XII (1.30)                              10.02%              (5)             43.8            566
Qualified XII (1.50)                              17.54%              (1)          1,007.0         12,967
Qualified XIII                                    18.94%                          40,783.0        731,079
Qualified XV                                      18.94%                          62,327.5      1,115,433
Qualified XVI                                     19.24%              (3)         20,521.0        365,429
Qualified XVII                                    10.27%              (5)          3,575.6         63,789
---------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1997 (continued):


------------------------------------------------------------------------------------------------------------------------------
                                       Value
                                      Per Unit             Increase (Decrease)                      Units
                                      --------                 in Value of                       Outstanding        Reserves
                              Beginning       End of           Accumulation                        at End            at End
                               of Year         Year                Unit                            of Year           of Year
------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund:
 Equity-Income Portfolio:
Qualified III                   $13.110       $16.587             26.52%                          2,139,177.6     $ 35,481,646
Qualified V                      12.447        15.723             26.32%                              4,197.8           66,002
Qualified VI                     12.518        15.837             26.52%                          7,111,490.4      112,626,559
Qualified VIII                   12.474        15.781             26.51%                              2,316.4           36,554
Qualified X (1.15)               15.705        19.890             26.64%                            162,627.2        3,234,589
Qualified X (1.25)               15.664        19.818             26.52%                          1,311,210.7       25,985,915
Qualified XI                     12.554        15.931             26.90%                            196,920.7        3,137,126
Qualified XII (0.95)             10.819        13.729             26.90%                            125,668.9        1,725,295
Qualified XII (1.00)             13.438        13.718              2.08%              (9)            29,808.4          408,902
Qualified XII (1.05)             11.435        13.706             19.86%              (2)            34,009.6          466,149
Qualified XII (1.10)             13.343        13.695              2.64%             (10)               588.5            8,059
Qualified XII (1.15)             10.805        13.684             26.64%                             40,977.4          560,732
Qualified XII (1.25)             13.299        13.661              2.73%             (10)                 5.7               78
Qualified XII (1.30)             10.942        13.650             24.75%              (3)             7,816.6          106,699
Qualified XII (1.50)             10.905        13.606             24.77%              (1)             9,207.0          125,267
Qualified XIII                   12.541        15.914             26.90%                            121,280.5        1,930,007
Qualified XV                     12.520        15.887             26.90%                            114,725.2        1,822,656
Qualified XVI                    12.711        15.808             24.37%              (3)           117,588.2        1,858,877
Qualified XVII                   14.065        15.837             12.60%              (5)            49,883.8          790,023
Qualified XVIII                  17.600        19.818             12.60%              (5)            18,377.8          364,215
------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Qualified I                      10.770        13.142             22.02%                                448.8            5,899
Qualified III                    11.843        14.087             18.95%              (1)                29.0              408
Qualified V                      11.516        14.021             21.75%                              2,634.3           36,936
Qualified VI                     11.402        13.904             21.95%                          6,586,697.8       91,584,543
Qualified VIII                   11.541        14.073             21.94%                              2,933.8           41,287
Qualified X (1.15)               15.900        19.409             22.07%                             83,442.2        1,619,514
Qualified X (1.25)               15.858        19.339             21.95%                          1,110,078.7       21,467,567
Qualified XI                     11.435        13.987             22.31%                            181,487.1        2,538,408
Qualified XII (0.95)             10.362        12.674             22.31%                            150,611.8        1,908,832
Qualified XII (1.00)             10.358        12.663             22.25%                             61,042.9          773,016
Qualified XII (1.05)             10.988        12.653             15.16%              (2)            22,425.0          283,745
Qualified XII (1.10)             12.740        12.643             (0.77%)            (10)               415.7            5,256
Qualified XII (1.15)             10.348        12.632             22.07%                             43,952.9          555,227
Qualified XII (1.25)             11.704        12.612              7.76%              (5)               214.3            2,703
Qualified XII (1.30)             10.724        12.601             17.51%              (4)             2,030.9           25,592
Qualified XII (1.50)             10.537        12.560             19.20%              (1)             2,792.8           35,077
Qualified XIII                   11.423        13.972             22.31%                            176,877.0        2,471,239
Qualified XV                     11.404        13.948             22.31%                            191,150.6        2,666,223
Qualified XVI                    11.373        13.879             22.03%              (3)           104,982.3        1,457,059
Qualified XVII                   12.498        13.904             11.26%              (5)            31,476.9          437,670
Qualified XVIII                  17.382        19.339             11.26%              (5)            17,640.4          341,144
------------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
Qualified V                      11.111        12.222              9.99%                                444.7            5,435
Qualified VI                     11.137        12.269             10.17%                            718,565.0        8,816,124
Qualified VIII                   11.370        12.267              7.89%              (2)               108.7            1,334
Qualified X (1.15)               11.503        12.686             10.28%                             23,720.7          300,912
Qualified X (1.25)               11.473        12.640             10.17%                            221,450.4        2,799,098
Qualified XI                     11.169        12.342             10.50%                             22,046.7          272,093
Qualified XII (0.95)             10.664        11.783             10.50%                             20,272.6          238,881
Qualified XII (1.00)             11.818        11.774             (0.37%)            (10)             1,294.3           15,239
Qualified XII (1.05)             10.798        11.764              8.95%              (2)             3,858.4           45,390
Qualified XII (1.10)             11.651        11.754              0.89%             (11)                 5.0               59
Qualified XII (1.15)             10.662        11.745             10.15%              (1)             6,203.4           72,856
Qualified XII (1.25)             12.512        11.726             (6.28%)             (8)                22.0              258

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1997 (continued):


--------------------------------------------------------------------------------------------------------------------------
                                           Value
                                          Per Unit          Increase (Decrease)                   Units
                                          --------              in Value of                    Outstanding      Reserves
                                   Beginning     End of         Accumulation                      at End         at End
                                    of Year       Year              Unit                         of Year         of Year
--------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio (continued):
Qualified XII (1.30)                 $11.785     $11.716           (0.58%)             (4)            348.0   $      4,077
Qualified XII (1.50)                  10.566      11.678           10.52%              (1)            107.0          1,250
Qualified XIII                        11.157      12.328           10.50%                          40,515.7        499,486
Qualified XV                          11.138      12.308           10.50%                          19,948.5        245,521
Qualified XVI                         11.253      12.247            8.83%              (3)          8,098.0         99,173
Qualified XVII                        12.518      12.269           (1.99%)             (5)          1,206.3         14,800
Qualified XVIII                       12.896      12.640           (1.99%)             (5)          1,362.3         17,220
--------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance
Products Fund II:
 Asset Manager Portfolio:
Qualified III                         12.349      14.715           19.16%                       1,576,602.6     23,199,341
--------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
Qualified III                         14.092      17.276           22.59%                       2,706,862.3     46,764,938
Qualified V                           12.511      15.315           22.40%                           5,306.1         81,260
Qualified VI                          12.455      15.270           22.60%                      11,399,666.0    174,069,650
Qualified VIII                        12.538      15.371           22.59%                           2,547.5         39,158
Qualified X (1.15)                    14.016      17.201           22.72%                          16,983.4        292,137
Qualified X (1.25)                    13.994      17.156           22.60%                         811,557.1     13,923,305
Qualified XI                          12.491      15.360           22.97%                         171,832.1      2,639,339
Qualified XII (0.95)                  11.243      13.825           22.97%                         266,396.4      3,682,924
Qualified XII (1.00)                  11.239      13.814           22.91%                         139,417.2      1,925,863
Qualified XII (1.05)                  12.865      13.802            7.28%              (6)          9,649.8        133,189
Qualified XII (1.10)                  13.502      13.791            2.14%             (10)            110.0          1,517
Qualified XII (1.15)                  11.228      13.780           22.72%                          56,042.0        772,242
Qualified XII (1.20)                  12.889      13.768            6.82%              (6)             27.1            373
Qualified XII (1.25)                  11.902      13.757           15.59%              (4)            390.4          5,371
Qualified XII (1.30)                  11.031      13.746           24.61%              (3)          7,727.9        106,227
Qualified XII (1.50)                  11.436      13.701           19.81%              (1)          8,703.5        119,245
Qualified XIII                        12.477      15.343           22.97%                         320,225.7      4,913,319
Qualified XV                          12.457      15.318           22.97%                         263,158.5      4,031,017
Qualified XVI                         12.388      15.242           23.04%              (3)        146,380.6      2,231,110
Qualified XVII                        13.443      15.270           13.59%              (5)         29,364.8        448,392
Qualified XVIII                       15.104      17.156           13.59%              (5)         21,463.2        368,229
--------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
Qualified III                         14.240      18.662           31.05%                       3,093,080.3     57,721,771
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
Qualified III                         16.334      18.174           11.26%                       1,939,607.0     35,251,208
Qualified V                           14.151      15.720           11.09%                           3,915.3         61,549
Qualified VI                          14.202      15.801           11.26%                       9,271,525.1    146,503,800
Qualified VIII                        14.199      15.798           11.26%                           4,916.8         77,674
Qualified X (1.15)                    13.733      15.295           11.38%                          13,372.5        204,530
Qualified X (1.25)                    13.710      15.254           11.27%                         493,462.1      7,527,331
Qualified XI                          14.243      15.895           11.60%                         253,315.5      4,026,449
Qualified XII (0.95)                   9.510      10.613           11.60%                         416,099.6      4,416,132
Qualified XII (1.00)                   9.507      10.604           11.54%                         106,350.0      1,127,785
Qualified XII (1.05)                   8.894      10.596           19.14%              (2)         38,784.8        410,954
Qualified XII (1.10)                  10.337      10.587            2.42%             (10)            268.5          2,843
Qualified XII (1.15)                   9.498      10.578           11.38%                          77,340.2        818,132
Qualified XII (1.25)                   9.646      10.561            9.48%              (5)            262.2          2,769
Qualified XII (1.30)                   8.944      10.552           17.98%              (4)          2,526.5         26,660
Qualified XII (1.50)                   9.477      10.518           10.99%                          12,647.8        133,025
Qualified XIII                        14.227      15.878           11.60%                         211,782.7      3,362,627
Qualified XV                          14.204      15.851           11.60%                         294,622.8      4,670,152
Qualified XVI                         12.594      15.773           25.24%              (3)         85,304.1      1,345,470
Qualified XVII                        14.156      15.801           11.62%              (5)         26,177.0        413,636
Qualified XVIII                       13.666      15.254           11.62%              (5)         14,272.7        217,718
--------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1997 (continued):


-----------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                   Units
                                              --------              in Value of                    Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End         at End
                                        of Year       Year              Unit                         of Year        of Year
-----------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
Qualified III                            $12.453     $15.016           20.58%                           7,873.2   $   118,223
Qualified V                               12.421      14.954           20.39%                             165.9         2,480
Qualified VI                              12.449      15.012           20.58%                       1,911,788.7    28,699,149
Qualified VIII                            12.448      15.009           20.58%                           1,216.5        18,258
Qualified X (1.15)                        12.938      15.616           20.70%                          24,214.0       378,137
Qualified X (1.25)                        12.917      15.576           20.58%                         241,028.4     3,754,372
Qualified XI                              12.485      15.100           20.95%                          45,502.8       687,112
Qualified XII (0.95)                      11.105      13.431           20.95%                          42,699.3       573,480
Qualified XII (1.00)                      13.490      13.420           (0.52%)             (9)          5,845.8        78,489
Qualified XII (1.05)                      11.587      13.409           15.73%              (2)         14,526.6       194,782
Qualified XII (1.10)                      13.138      13.398            1.98%             (10)            256.2         3,433
Qualified XII (1.15)                      11.090      13.387           20.71%                          15,460.7       206,968
Qualified XII (1.30)                      12.113      13.354           10.24%              (5)            369.4         4,932
Qualified XII (1.50)                      11.136      13.310           19.52%              (1)          2,801.1        37,283
Qualified XIII                            12.472      15.084           20.95%                          58,998.8       889,938
Qualified XV                              12.451      15.059           20.95%                          78,052.1     1,175,384
Qualified XVI                             12.760      14.984           17.43%              (3)         19,967.4       299,196
Qualified XVII                            13.573      15.012           10.60%              (5)          8,662.8       130,043
Qualified XVIII                           14.084      15.576           10.60%              (5)         12,860.5       200,322
-----------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
Qualified III                             13.074      14.430           10.37%                           5,211.3        75,197
Qualified V                               12.976      14.299           10.20%                             241.4         3,452
Qualified VI                              13.022      14.373           10.37%                         934,053.2    13,425,300
Qualified VIII                            13.020      14.370           10.36%                             200.7         2,884
Qualified XI                              13.060      14.458           10.70%                          13,925.3       201,335
Qualified XII (0.95)                      10.902      12.069           10.70%                          29,665.3       358,027
Qualified XII (1.00)                      10.857      12.059           11.07%              (1)         12,526.9       151,061
Qualified XII (1.05)                      11.571      12.049            4.13%              (6)            700.0         8,434
Qualified XII (1.10)                      11.872      12.039            1.41%             (10)             12.2           147
Qualified XII (1.15)                      10.882      12.029           10.54%              (1)          4,139.8        49,800
Qualified XII (1.50)                      10.955      11.960            9.18%              (3)            117.6         1,406
Qualified XIII                            13.046      14.442           10.70%                          11,145.1       160,962
Qualified XV                              13.024      14.418           10.70%                          13,586.8       195,900
Qualified XVI                             13.025      14.347           10.15%              (3)          8,189.2       117,489
Qualified XVII                            13.448      14.373            6.88%              (5)            323.2         4,546
-----------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Qualified III                             13.872      16.816           21.22%                       1,109,942.2    18,664,665
Qualified V                               12.698      15.368           21.03%                           1,586.1        24,375
Qualified VI                              12.716      15.414           21.22%                       3,100,436.3    47,790,860
Qualified VIII                            12.725      15.424           21.21%                           1,431.9        22,086
Qualified X (1.15)                        13.621      16.528           21.34%                           7,407.3       122,428
Qualified X (1.25)                        13.599      16.485           21.22%                         376,501.1     6,206,793
Qualified XI                              12.753      15.505           21.59%                          83,855.4     1,300,210
Qualified XII (0.95)                      10.891      13.242           21.59%                          92,666.4     1,227,056
Qualified XII (1.00)                      10.929      13.231           21.07%              (1)         17,097.5       226,214
Qualified XII (1.05)                      13.078      13.220            1.08%              (6)          7,726.4       102,143
Qualified XII (1.10)                      12.995      13.209            1.65%             (10)            497.7         6,574
Qualified XII (1.15)                      11.138      13.198           18.49%              (1)         22,178.5       292,718
Qualified XII (1.25)                      13.270      13.177           (0.70%)             (8)             32.1           423
Qualified XII (1.30)                      10.962      13.166           20.11%              (3)            637.0         8,386
Qualified XII (1.50)                      11.002      13.123           19.27%              (1)          5,724.1        75,116
Qualified XIII                            12.739      15.489           21.59%                          86,733.2     1,343,371
Qualified XV                              12.718      15.463           21.59%                          93,385.9     1,444,008
Qualified XVI                             12.975      15.386           18.58%              (3)         53,181.5       818,255
Qualified XVII                            13.985      15.414           10.22%              (5)          6,389.4        98,487
Qualified XVIII                           14.957      16.485           10.22%              (5)         13,238.9       218,249
Annuity contracts in payment period                                                                                    35,986
-----------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1997 (continued):


---------------------------------------------------------------
                                                  Value
                                                 Per Unit
                                                 --------
                                          Beginning    End of
                                           of Year      Year
---------------------------------------------------------------
 Worldwide Growth Portfolio:
Qualified III                               $15.493     $18.690
Qualified V                                  13.934      16.782
Qualified VI                                 13.860      16.720
Qualified VIII                               13.819      16.670
Qualified X (1.15)                           15.592      18.828
Qualified X (1.25)                           15.566      18.779
Qualified XI                                 13.900      16.819
Qualified XII (0.95)                         11.370      13.757
Qualified XII (1.00)                         11.366      13.746
Qualified XII (1.05)                         12.089      13.735
Qualified XII (1.10)                         13.565      13.724
Qualified XII (1.15)                         11.355      13.712
Qualified XII (1.20)                         13.856      13.701
Qualified XII (1.25)                         13.125      13.690
Qualified XII (1.30)                         11.961      13.679
Qualified XII (1.50)                         11.483      13.634
Qualified XIII                               13.885      16.800
Qualified XV                                 13.862      16.773
Qualified XVI                                14.439      16.689
Qualified XVII                               15.828      16.720
Qualified XVIII                              17.777      18.779
Annuity contracts in payment period
---------------------------------------------------------------
Lexington Emerging Markets Fund:
Qualified III                                 8.832       7.715
---------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Qualified III                                13.611      14.403
Qualified V                                  15.132      15.987
Qualified VI                                 14.686      15.541
Qualified VIII                               11.847      13.472
Qualified XI                                 14.729      15.633
Qualified XII (0.95)                         11.383      12.082
Qualified XII (1.00)                         13.838      12.072
Qualified XII (1.05)                         12.407      12.062
Qualified XII (1.15)                         11.865      12.042
Qualified XII (1.25)                         11.717      12.022
Qualified XII (1.30)                         10.678      12.012
Qualified XII (1.50)                         11.712      11.973
Qualified XIII                               14.713      15.616
Qualified XV                                 14.688      15.590
Qualified XVI                                13.756      15.512
Qualified XVII                               15.221      15.541
---------------------------------------------------------------
Portfolio Partners, Inc.:
 PPI MFS Emerging Equities Portfolio:
Qualified III                                15.236      15.046
Qualified V                                  15.082      14.893
Qualified VI                                 15.114      14.927
Qualified VIII                               15.834      15.638
Qualified X (1.15)                           15.178      14.991
Qualified X (1.25)                           15.114      14.927
Qualified XI                                 15.199      15.015
Qualified XII (0.95)                         10.062       9.940
Qualified XII (1.00)                         10.054       9.932
Qualified XII (1.05)                         10.046       9.923
Qualified XII (1.10)                         10.039       9.915
Qualified XII (1.15)                         10.031       9.907
Qualified XII (1.25)                         10.015       9.891



---------------------------------------------------------------------------------------------------------
                                          Increase (Decrease)                    Units
                                              in Value of                     Outstanding      Reserves
                                              Accumulation                      at End          at End
                                                  Unit                          of Year         of Year
---------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
Qualified III                                     20.64%                      3,873,510.8    $ 72,396,192
Qualified V                                       20.44%                          6,494.4         108,991
Qualified VI                                      20.64%                     17,194,687.4     287,493,006
Qualified VIII                                    20.63%                          3,606.0          60,112
Qualified X (1.15)                                20.76%                         59,450.3       1,119,319
Qualified X (1.25)                                20.64%                      1,206,175.4      22,650,509
Qualified XI                                      21.00%                        511,940.2       8,610,186
Qualified XII (0.95)                              21.00%                        555,448.3       7,641,464
Qualified XII (1.00)                              20.94%                        207,630.2       2,854,094
Qualified XII (1.05)                              13.61%             (2)         59,673.2         819,597
Qualified XII (1.10)                               1.17%            (10)            971.1          13,327
Qualified XII (1.15)                              20.76%                         77,286.3       1,059,767
Qualified XII (1.20)                              (1.12%)            (6)             27.2             372
Qualified XII (1.25)                               4.30%             (5)            273.4           3,743
Qualified XII (1.30)                              14.36%             (3)          2,017.9          27,601
Qualified XII (1.50)                              18.73%             (1)         16,827.5         229,421
Qualified XIII                                    21.00%                        586,164.3       9,847,823
Qualified XV                                      21.00%                        538,280.6       9,028,338
Qualified XVI                                     15.59%             (3)        168,191.2       2,807,002
Qualified XVII                                     5.64%             (5)         63,534.2       1,062,283
Qualified XVIII                                    5.64%             (5)         67,097.8       1,260,016
Annuity contracts in payment period                                                               116,838
---------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
Qualified III                                     12.65%                        750,329.90      5,788,593
---------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Qualified III                                      5.82%                        650,485.7       9,369,171
Qualified V                                        5.65%                          2,417.3          38,644
Qualified VI                                       5.82%                      1,786,408.7      27,762,116
Qualified VIII                                    13.71%             (3)            795.3          10,714
Qualified XI                                       6.14%                         73,257.7       1,145,213
Qualified XII (0.95)                               6.14%                         85,577.1       1,033,914
Qualified XII (1.00)                             (12.77%)            (9)         12,962.5         156,481
Qualified XII (1.05)                              (2.78%)            (6)            790.8           9,538
Qualified XII (1.15)                               1.50%             (1)         12,454.4         149,977
Qualified XII (1.25)                               2.60%             (5)             34.6             416
Qualified XII (1.30)                              12.49%             (3)              5.1              61
Qualified XII (1.50)                               2.23%             (1)            626.5           7,501
Qualified XIII                                     6.14%                         72,475.3       1,131,749
Qualified XV                                       6.14%                        103,603.9       1,615,158
Qualified XVI                                     12.77%             (3)         26,425.6         409,924
Qualified XVII                                     2.10%             (5)          8,052.9         125,148
---------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc.:
 PPI MFS Emerging Equities Portfolio:
Qualified III                                     (1.24%)           (10)      2,707,903.5      40,744,426
Qualified V                                       (1.24%)           (10)          7,291.4         108,591
Qualified VI                                      (1.24%)           (10)     16,549,321.9     247,025,339
Qualified VIII                                    (1.24%)           (10)         10,982.3         171,736
Qualified X (1.15)                                (1.23%)           (10)         97,555.0       1,462,430
Qualified X (1.25)                                (1.24%)           (10)      1,368,373.2      20,425,179
Qualified XI                                      (1.21%)           (10)        573,527.6       8,611,492
Qualified XII (0.95)                              (1.21%)           (10)        795,375.0       7,905,852
Qualified XII (1.00)                              (1.21%)           (10)        180,890.4       1,796,534
Qualified XII (1.05)                              (1.22%)           (10)         26,576.8         263,734
Qualified XII (1.10)                              (1.23%)           (10)             15.5             154
Qualified XII (1.15)                              (1.23%)           (10)        165,667.5       1,641,297
Qualified XII (1.25)                              (1.24%)           (10)             98.6             975

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1997 (continued):


--------------------------------------------------------------------------------------------------------------------------
                                               Value
                                             Per Unit          Increase (Decrease)                Units
                                             --------              in Value of                 Outstanding      Reserves
                                       Beginning     End of        Accumulation                   at End         at End
                                        of Year       Year             Unit                      of Year         of Year
--------------------------------------------------------------------------------------------------------------------------
 PPI MFS Emerging Equities Portfolio (continued):
Qualified XII (1.30)                     $10.007    $ 9.883           (1.25%)          (10)         3,595.1   $     35,529
Qualified XII (1.50)                       9.976      9.850           (1.26%)          (10)         2,412.5         23,764
Qualified XIII                            15.183     14.999           (1.21%)          (10)       586,517.3      8,796,970
Qualified XV                              15.158     14.974           (1.21%)          (10)       703,652.8     10,536,276
Qualified XVI                             15.090     14.899           (1.26%)          (10)       131,564.6      1,960,230
Qualified XVII                            15.114     14.927           (1.24%)          (10)        56,818.5        848,109
Qualified XVIII                           15.114     14.927           (1.24%)          (10)        40,758.2        608,382
Annuity contracts in payment period                                                                                 23,166
--------------------------------------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
Qualified I                                9.218      9.041           (1.93%)          (10)           603.1          5,452
Qualified III                             12.195     11.960           (1.93%)          (10)       232,418.3      2,779,715
Qualified III*                            13.339     13.082           (1.93%)          (10)     1,105,890.0     14,467,144
Qualified V                               13.953     13.682           (1.94%)          (10)         9,637.0        131,852
Qualified VI                              14.067     13.795           (1.93%)          (10)    11,539,850.1    159,197,136
Qualified VII                             11.855     11.627           (1.93%)          (10)        37,934.1        441,067
Qualified VIII                            11.865     11.636           (1.93%)          (10)        11,790.2        137,194
Qualified IX                              11.659     11.436           (1.91%)          (10)           923.1         10,556
Qualified X (1.15)                        14.124     13.852           (1.92%)          (10)         1,447.4         20,050
Qualified X (1.25)                        14.067     13.795           (1.93%)          (10)     1,200,982.1     16,568,059
Qualified XI                              14.147     13.877           (1.90%)          (10)       418,964.5      5,814,029
Qualified XII (0.95)                       8.897      8.727           (1.90%)          (10)       484,407.2      4,227,485
Qualified XII (1.00)                       8.890      8.720           (1.91%)          (10)        55,615.9        484,969
Qualified XII (1.05)                       8.883      8.713           (1.91%)          (10)         1,465.3         12,766
Qualified XII (1.15)                       8.869      8.698           (1.92%)          (10)       122,863.4      1,068,726
Qualified XII (1.30)                       8.848      8.677           (1.94%)          (10)         1,788.0         15,515
Qualified XII (1.50)                       8.821      8.649           (1.95%)          (10)           442.0          3,823
Qualified XIII                            14.131     13.862           (1.90%)          (10)       317,032.5      4,394,718
Qualified XV                              14.108     13.839           (1.90%)          (10)       627,658.4      8,686,148
Qualified XVI                             14.044     13.770           (1.95%)          (10)       149,522.6      2,058,960
Qualified XVII                            14.067     13.795           (1.93%)          (10)        55,233.0        761,962
Qualified XVIII                           14.067     13.795           (1.93%)          (10)        91,612.6      1,263,835
Qualified XIX                              9.218      9.041           (1.93%)          (10)        40,144.2        362,939
Qualified XX                              12.195     11.960           (1.93%)          (10)        31,573.2        377,615
Qualified XXI                             12.217     11.984           (1.90%)          (10)       311,937.7      3,738,282
--------------------------------------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
Qualified III                             23.106     23.440            1.45%           (10)     2,018,219.2     47,308,001
Qualified V                               18.976     19.248            1.43%           (10)         8,823.9        169,842
Qualified VI                              19.016     19.291            1.45%           (10)     2,879,845.0     55,555,378
Qualified VIII                            16.348     16.585            1.45%           (10)        10,793.8        179,011
Qualified XI                              19.123     19.405            1.47%           (10)       192,553.3      3,736,539
Qualified XII (0.95)                      12.296     12.478            1.47%           (10)        96,338.0      1,202,064
Qualified XII (1.00)                      12.287     12.467            1.47%           (10)        68,968.3        859,852
Qualified XII (1.05)                      12.277     12.457            1.47%           (10)         1,514.2         18,862
Qualified XII (1.15)                      12.258     12.437            1.46%           (10)        79,382.1        987,249
Qualified XII (1.30)                      12.230     12.406            1.44%           (10)           237.4          2,945
Qualified XII (1.50)                      12.192     12.365            1.42%           (10)            79.6            984
Qualified XIII                            19.102     19.384            1.47%           (10)        84,592.2      1,639,745
Qualified XV                              19.071     19.352            1.47%           (10)       206,191.4      3,990,191
Qualified XVI                             18.985     19.256            1.42%           (10)        25,830.0        497,380
Qualified XVII                            19.016     19.291            1.45%           (10)         7,187.8        138,661
--------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1997 (continued):


-----------------------------------------------------------------------------------------------------------------------
                                   Value
                                  Per Unit             Increase (Decrease)                   Units
                                  --------                 in Value of                    Outstanding        Reserves
                          Beginning       End of           Accumulation                     at End            at End
                           of Year         Year                Unit                         of Year           of Year
-----------------------------------------------------------------------------------------------------------------------
 PPI Scudder International
   Growth Portfolio:
Qualified III               $17.490       $17.709              1.25%           (10)        3,237,710.4     $ 57,336,876
Qualified V                  16.577        16.782              1.24%           (10)            4,333.3           72,721
Qualified VI                 16.776        16.986              1.25%           (10)        6,242,298.8      106,032,911
Qualified VIII               14.135        14.312              1.25%           (10)           19,010.7          272,079
Qualified X (1.15)           16.844        17.056              1.26%           (10)           34,029.9          580,423
Qualified X (1.25)           16.776        16.986              1.25%           (10)          516,231.0        8,768,802
Qualified XI                 16.871        17.087              1.28%           (10)          295,952.2        5,056,840
Qualified XII (0.95)         11.376        11.522              1.28%           (10)          351,150.2        4,045,783
Qualified XII (1.00)         11.367        11.512              1.27%           (10)           80,978.2          932,228
Qualified XII (1.05)         11.358        11.503              1.27%           (10)            8,780.0          100,993
Qualified XII (1.15)         11.341        11.484              1.26%           (10)           77,528.2          890,314
Qualified XII (1.25)         11.323        11.465              1.25%           (10)              189.0            2,167
Qualified XII (1.30)         11.314        11.456              1.25%           (10)              200.2            2,294
Qualified XII (1.50)         11.279        11.418              1.23%           (10)            2,664.8           30,426
Qualified XIII               16.853        17.068              1.28%           (10)          273,402.1        4,666,454
Qualified XV                 16.825        17.040              1.28%           (10)          457,354.4        7,793,198
Qualified XVI                16.749        16.955              1.23%           (10)           48,384.8          820,373
Qualified XVII               16.776        16.986              1.25%           (10)            6,969.6          118,388
Qualified XVIII              16.776        16.986              1.25%           (10)           10,054.0          170,779
Qualified XXI                17.521        17.745              1.28%           (10)          282,098.1        5,005,766
-----------------------------------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity
Portfolio:
Qualified III                16.276        16.608              2.04%           (10)        1,317,058.3       21,873,787
Qualified V                  14.357        14.647              2.03%           (10)            2,583.0           37,834
Qualified VI                 14.112        14.400              2.04%           (10)        8,296,963.7      119,477,015
Qualified VIII               14.408        14.701              2.04%           (10)            2,699.3           39,684
Qualified X (1.15)           15.848        16.172              2.04%           (10)           44,362.1          717,444
Qualified X (1.25)           15.809        16.131              2.04%           (10)          701,951.7       11,323,404
Qualified XI                 14.192        14.485              2.07%           (10)          212,653.8        3,080,351
Qualified XII (0.95)         13.062        13.332              2.07%           (10)          238,562.3        3,180,516
Qualified XII (1.00)         13.052        13.321              2.06%           (10)           65,906.1          877,941
Qualified XII (1.05)         13.042        13.310              2.06%           (10)           18,428.7          245,289
Qualified XII (1.15)         13.021        13.288              2.05%           (10)           42,110.3          559,576
Qualified XII (1.30)         12.991        13.256              2.04%           (10)            1,649.4           21,864
Qualified XII (1.50)         12.951        13.212              2.02%           (10)            3,802.0           50,233
Qualified XIII               14.176        14.470              2.07%           (10)          227,469.2        3,291,368
Qualified XV                 14.153        14.445              2.07%           (10)          200,373.9        2,894,493
Qualified XVI                14.090        14.374              2.02%           (10)           79,799.1        1,147,016
Qualified XVII               14.112        14.400              2.04%           (10)           24,650.4          354,967
Qualified XVIII              15.809        16.131              2.04%           (10)           17,219.3          277,771
-----------------------------------------------------------------------------------------------------------------------

*Applies only to participants of the Opportunity Plus program and Multiple
 Options Portfolio


   Qualified I      Individual contracts issued prior to May 1, 1975 in
                    connection with "Qualified Corporate Retirement Plans" established pursuant to Section 401 of the Internal Revenue
                    Code ("Code"); Tax-Deferred Annuity Plans established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain Individual
                    Retirement Annuity Plans established by or on behalf of individuals pursuant to section 408(b) of the Code;
                    Individual contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed Individuals
                    Tax Retirement Act of 1962, as amended; allocated group contracts issued prior to May 1, 1975 in connection with Qualified Corporate Retirement Plans; and group contracts issued prior to October 1, 1978 in connection with Tax-Deferred Annuity Plans.

   Qualified III    Individual contracts issued in connection with Tax-Deferred
                    Annuity Plans and Individual Retirement Annuity Plans since
                    May 1, 1975, H.R. 10 Plans since November 1, 1975; group contracts issued since October 1, 1978 in connection with Tax-Deferred Annuity Plans and group contracts issued since
                    May 1, 1979 in connection with "Deferred Compensation Plans" adopted by state and local governments and H.R. 10 Plans.

   Qualified V      Group AetnaPlus contracts issued since August 28, 1992 in
                    connection with "Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the Internal Revenue
                    Code.

   Qualified VI     Group AetnaPlus contracts issued in connection with
                    Tax-Deferred Annuity Plans and Retirement Plus Plans since
                    August 28, 1992.

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1997 (continued):

   Qualified VII    Certain existing contracts that were converted to ACES, an administrative system (previously valued under Qualified I).

   Qualified VIII   Group AetnaPlus contracts issued in connection with
                    Tax-Deferred Annuity Plans and "Deferred Compensation Plans" adopted by state and local governments since June 30, 1993.

   Qualified IX     Certain large group contracts (Jumbo) that were converted to
                    ACES, an administrative system (previously valued under Qualified VI).

   Qualified X      Individual Retirement Annuity and Simplified Employee
                    Pension Plans issued or converted to ACES, an administrative system.

   Qualified XI     Certain large group contracts issued in connection with
                    "Deferred Compensation Plans" adopted by state and local governments since January 1996.

   Qualified XII    Group "Deferred Compensation Plan" contracts shown
                    separately by applicable daily charge.

   Qualified XIII   Certain existing contracts issued in connection with
                    Tax-Deferred Annuity Plans and Retirement Plus Plans issued through product exchange (previously valued under Qualified
                    VI).

   Qualified XIV    Certain existing contracts issued in connection with
                    Tax-Deferred Annuity Plans that were converted to ACES, an administrative system (previously valued under Qualified
                    III).

   Qualified XV     Certain existing contracts issued in connection with
                    Tax-Deferred Annuity Plans (previously valued under
                    Qualified VI).

   Qualified XVI    Group AetnaPlus contracts issued in connection with
                    "Deferred Compensation Plans" having contract modifications effective April 7, 1997.

   Qualified XVII   Group AetnaPlus contracts issued in connection with
                    "Deferred Compensation Plans" having contract modifications effective May 29, 1997.

   Qualified XVIII  Group AetnaPlus contracts issued in connection with
                    "Deferred Compensation Plans" having contract modifications effective May 29, 1997.

   Qualified XIX    Group AetnaPlus contracts issued in connection with
                    "Deferred Compensation Plans" having contract modifications effective May 29, 1997.

   Qualified XX     Group AetnaPlus contracts issued in connection with
                    "Deferred Compensation Plans" having contract modifications effective May 29, 1997.

   Qualified XXI    Group 457 contracts issued in connection with "Deferred
                    Compensation Plans" issued to employees of the County of San
                    Jose.

Notes to Condensed Financial Information


 (1) - Reflects less than a full year of performance activity. Funds were first received in this option during January 1997.
 (2) - Reflects less than a full year of performance activity. Funds were first received in this option during February 1997.
 (3) - Reflects less than a full year of performance activity. Funds were first received in this option during April 1997.
 (4) - Reflects less than a full year of performance activity. Funds were first received in this option during May 1997.
 (5) - Reflects less than a full year of performance activity. Funds were first received in this option during June 1997.
 (6) - Reflects less than a full year of performance activity. Funds were first received in this option during July 1997.
 (7) - Reflects less than a full year of performance activity. Funds were first received in this option during August 1997.
 (8) - Reflects less than a full year of performance activity. Funds were first received in this option during September 1997.
 (9) - Reflects less than a full year of performance activity. Funds were first received in this option during October 1997.
(10) - Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.
(11) - Reflects less than a full year of performance activity. Funds were first received in this option during December 1997.

See Notes to Financial Statements

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997

1. Summary of Significant Accounting Policies

   Variable Annuity Account C (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

   a. Valuation of Investments
   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1997:

   Aetna Variable Fund
   Aetna Income Shares
   Aetna Variable Encore Fund
   Aetna Investment Advisers Fund, Inc.
   Aetna GET Fund, Series B
   Aetna GET Fund, Series C
   Aetna Ascent Variable Portfolio
   Aetna Crossroads Variable Portfolio
   Aetna Legacy Variable Portfolio
   Aetna Variable Portfolios, Inc.:
   [bullet] Aetna Variable Capital Appreciation Portfolio
   [bullet] Aetna Variable Growth Portfolio
   [bullet] Aetna Variable Index Plus Portfolio
   [bullet] Aetna Variable Small Company Portfolio
   Calvert Social Balanced Portfolio
   Fidelity Investments Variable Insurance Products Fund:
   [bullet] Equity-Income Portfolio
   [bullet] Growth Portfolio
   [bullet] Overseas Portfolio

   Fidelity Investments Variable Insurance Products
   Fund II:
   [bullet] Asset Manger Portfolio
   [bullet] Contrafund Portfolio
   [bullet] Index 500 Portfolio
   Janus Aspen Series:
   [bullet] Aggressive Growth Portfolio
   [bullet] Balanced Portfolio
   [bullet] Flexible Income Portfolio
   [bullet] Growth Portfolio
   [bullet] Worldwide Growth Portfolio
   Lexington Emerging Markets Fund
   Lexington Natural Resources Trust Fund
   Portfolio Partners, Inc.:
   [bullet] PPI MFS Emerging Equities Portfolio
   [bullet] PPI MFS Research Growth Portfolio
   [bullet] PPI MFS Value Equity Portfolio
   [bullet] PPI Scudder International Growth Portfolio
   [bullet] PPI T. Rowe Price Growth Equity Portfolio

   b. Other
   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. Federal Income Taxes
   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. Annuity Reserves
   Annuity reserves held in the Account are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2. Valuation Period Deductions

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3. Dividend Income

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
   (loss) in the Statements of Operations and Changes in Net Assets.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1997 and 1996 aggregated $4,059,988,283 and $2,013,561,413; $3,462,016,312 and
   $2,060,808,031, respectively.

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net
Assets

---------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                         Valuation
                                                                           Period
                                                       Dividends         Deductions
---------------------------------------------------------------------------------------

  Aetna Variable Fund:                              $1,291,034,822     ($ 68,500,273)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Aetna Income Shares:                                  22,258,737        (4,263,839)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Aetna Variable Encore Fund:                            9,635,587        (2,938,575)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Investment Advisers Fund, Inc.:                128,304,517       (10,844,018)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Aetna GET Fund, Series B:                             13,341,021        (1,078,816)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna GET Fund, Series C:                              3,678,012        (3,257,441)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Ascent Variable Portfolio:                       4,541,482          (578,657)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Crossroads Variable Portfolio:                   3,316,159          (392,434)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Legacy Variable Portfolio:                       1,788,369          (229,584)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Aetna Variable Portfolios Inc:
   Aetna Variable Capital Appreciation Portfolio:          312,433            (2,197)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
   Aetna Variable Growth Portfolio:                        249,335            (1,093)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Variable Index Plus Portfolio:                   3,327,658          (542,532)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
   Aetna Variable Small Company Portfolio:                 269,004            (5,868)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Alger American Funds:
   Growth Portfolio: (1)                                 1,199,482        (1,526,918)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                      11,721,861        (3,575,543)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                       Proceeds        Cost of           Net
                                                         from        Investments      Realized
                                                        Sales            Sold        Gain (Loss)
--------------------------------------------------------------------------------------------------

  Aetna Variable Fund:                              $205,088,291    $150,120,010    $ 54,968,281
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
  Aetna Income Shares:                                46,789,033      49,260,722      (2,471,689)
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
  Aetna Variable Encore Fund:                        206,958,669     210,166,945      (3,208,276)
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Investment Advisers Fund, Inc.:               37,558,168      27,770,494       9,787,674
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
  Aetna GET Fund, Series B:                            7,648,728       4,940,723       2,708,005
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna GET Fund, Series C:                           13,972,003      11,896,317       2,075,686
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Ascent Variable Portfolio:                       498,613         380,091         118,522
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Crossroads Variable Portfolio:                   409,248         325,568          83,680
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Legacy Variable Portfolio:                     2,265,127       2,019,840         245,287
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
  Aetna Variable Portfolios Inc:
   Aetna Variable Capital Appreciation Portfolio:        123,165         113,851           9,314
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna Variable Growth Portfolio:                       80,207          72,190           8,017
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Variable Index Plus Portfolio:                29,980,862      29,823,433         157,429
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
   Aetna Variable Small Company Portfolio:               478,457         428,319          50,138
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Alger American Funds:
   Growth Portfolio: (1)                             169,481,196     134,718,793      34,762,403
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                   403,516,606     343,440,431      60,076,175
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
             Net Unrealized                                           Net
               Gain (Loss)                       Net          Increase (Decrease)                  Net Assets
               -----------                    Change in          In Net Assets                     ----------
       Beginning               End            Unrealized           from Unit            Beginning              End
        of Year              of Year         Gain (Loss)         Transactions            of Year             of Year
------------------------------------------------------------------------------------------------------------------------
        $327,744,944      $438,575,885       $110,830,941         $ 75,435,966
                                                                                     $4,694,078,344      $6,078,549,136
                                                                                        212,746,872         292,045,818
-----------------------------------------------------------------------------------------------------------------------
          (9,314,233)       (1,128,028)         8,186,205           (4,710,418)
                                                                                          5,616,023           6,218,756
-----------------------------------------------------------------------------------------------------------------------
            (750,036)        5,712,842          6,462,878          (14,909,883)
                                                                                        245,304,466         240,346,197
-----------------------------------------------------------------------------------------------------------------------
          97,219,569       141,499,248         44,279,679            2,724,400
                                                                                        800,532,626         968,354,403
                                                                                         14,762,802          21,193,276
-----------------------------------------------------------------------------------------------------------------------
          17,286,695        22,946,346          5,659,651           (6,139,082)
                                                                                         65,062,153          79,552,932
-----------------------------------------------------------------------------------------------------------------------
           2,983,885        46,742,374         43,758,489           (8,490,216)
                                                                                        199,058,163         236,822,693
-----------------------------------------------------------------------------------------------------------------------
           1,716,824         5,507,794          3,790,970           42,582,396
                                                                                         21,660,591          72,115,304
-----------------------------------------------------------------------------------------------------------------------
             838,329         2,614,303          1,775,974           30,197,010
                                                                                         14,758,921          49,739,310
-----------------------------------------------------------------------------------------------------------------------
             112,482           588,337            475,855           21,455,983
                                                                                          9,067,002          32,749,254
                                                                                                  0              53,658
-----------------------------------------------------------------------------------------------------------------------
                   0          (274,002)          (274,002)           1,994,092
                                                                                                  0           2,039,640
-----------------------------------------------------------------------------------------------------------------------
                   0          (237,223)          (237,223)           1,079,447
                                                                                                  0           1,098,483
-----------------------------------------------------------------------------------------------------------------------
              80,325         6,964,574          6,884,249           62,694,836
                                                                                         10,653,437          83,098,319
                                                                                                  0              76,758
-----------------------------------------------------------------------------------------------------------------------
                   0          (166,700)          (166,700)           4,809,638
                                                                                                  0           4,956,212
-----------------------------------------------------------------------------------------------------------------------
           6,730,808                 0         (6,730,808)        (132,576,331)
                                                                                        104,872,172                   0
-----------------------------------------------------------------------------------------------------------------------
          39,364,541                 0        (39,364,541)        (352,729,122)
                                                                                        323,871,170                   0
                                                                                                  0                   0
-----------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


-------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                              Valuation
                                                                               Period
                                                              Dividends      Deductions
-------------------------------------------------------------------------------------------

  American Century Investments -
   Capital Appreciation Fund: (2)                            $ 5,882,464    ($ 2,974,651)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:                           3,787,208        (578,804)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                   11,536,379      (1,844,101)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Growth Portfolio:                                           3,033,640      (1,277,878)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Overseas Portfolio:                                           762,691        (144,474)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                    2,134,313        (253,981)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                       4,376,096      (2,382,593)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                          890,215        (515,853)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Franklin Government Securities Trust: (3)                    1,578,341        (279,189)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Janus Aspen Series:
   Aggressive Growth Portfolio:                                        0      (2,188,842)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Balanced Portfolio:                                           940,676        (329,511)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                                    757,640        (131,213)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Growth Portfolio:                                           1,871,919        (768,752)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio: (4)                                 64,108         (25,465)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                                 5,510,563      (4,109,527)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                Proceeds        Cost of            Net
                                                                  from        Investments       Realized
                                                                 Sales            Sold         Gain (Loss)
-------------------------------------------------------------------------------------------------------------

  American Century Investments -
   Capital Appreciation Fund: (2)                            $347,378,690    $348,986,817     ($ 1,608,127)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:                            1,767,421       1,342,657          424,764
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                     2,876,456       2,187,102          689,354
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                            1,967,157       1,268,813          698,344
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                          6,265,740       5,529,606          736,134
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                     1,353,806       1,132,813          220,993
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                          989,526         754,795          234,731
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                         2,042,782       1,517,607          525,175
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Franklin Government Securities Trust: (3)                    35,001,358      34,302,739          698,619
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Janus Aspen Series:
   Aggressive Growth Portfolio:                                16,697,333      12,596,723        4,100,610
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                                          1,236,230         981,509          254,721
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                                   4,035,296       3,816,553          218,743
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                            1,933,431       1,461,183          472,248
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio: (4)                               5,452,797       5,400,161           52,636
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                                 16,620,763      10,266,465        6,354,298
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
           Net Unrealized                                          Net
             Gain (Loss)                      Net          Increase (Decrease)                Net Assets
             -----------                   Change in          In Net Assets                   ----------
      Beginning             End           Unrealized            from Unit           Beginning            End
       of Year            of Year         Gain (Loss)         Transactions           of Year           of Year
-----------------------------------------------------------------------------------------------------------------
       $ 8,139,519               $0      ($8,139,519)         ($339,404,560)
                                                                                  $346,244,393                $0
----------------------------------------------------------------------------------------------------------------
         2,963,927        7,196,636         4,232,709             6,589,199
                                                                                    39,989,335        54,444,411
----------------------------------------------------------------------------------------------------------------
        10,675,870       33,998,298        23,322,428            50,561,862
                                                                                   106,469,428       190,735,350
----------------------------------------------------------------------------------------------------------------
         5,256,264       22,394,599        17,138,335            28,222,857
                                                                                    80,442,047       128,257,345
----------------------------------------------------------------------------------------------------------------
           649,630          225,478          (424,152)            4,069,619
                                                                                     8,449,388        13,449,206
----------------------------------------------------------------------------------------------------------------
         2,502,591        3,922,056         1,419,465             2,575,422
                                                                                    17,103,129        23,199,341
----------------------------------------------------------------------------------------------------------------
        15,161,493       50,217,979        35,056,486           100,377,564
                                                                                   118,886,521       256,548,805
----------------------------------------------------------------------------------------------------------------
         2,304,865       11,512,547         9,207,682            26,383,649
                                                                                    21,230,903        57,721,771
----------------------------------------------------------------------------------------------------------------
           405,959                0          (405,959)          (24,948,755)
                                                                                    23,356,943                 0
----------------------------------------------------------------------------------------------------------------
        17,668,916       36,485,267        18,816,351            16,995,758
                                                                                   172,876,567       210,600,444
----------------------------------------------------------------------------------------------------------------
           751,567        4,804,494         4,052,927            17,251,901
                                                                                    15,281,267        37,451,981
----------------------------------------------------------------------------------------------------------------
           140,666          381,113           240,447             5,252,958
                                                                                     8,417,464        14,756,039
----------------------------------------------------------------------------------------------------------------
         2,192,571       11,683,190         9,490,619            28,161,560
                                                                                    40,800,809        79,992,417
                                                                                             0            35,986
----------------------------------------------------------------------------------------------------------------
            (6,468)               0             6,468            (1,788,353)
                                                                                     1,690,606                 0
----------------------------------------------------------------------------------------------------------------
        16,710,390       62,504,868        45,794,478           203,261,915
                                                                                   172,398,274       429,093,163
                                                                                             0           116,838
----------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997 (continued):
5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


----------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                           Valuation
                                                                            Period
                                                        Dividends         Deductions
----------------------------------------------------------------------------------------

   Lexington Emerging Markets Fund:                          $4,375           ($79,412)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:                1,239,038           (531,930)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Neuberger and Berman Advisers Management Trust -
    Growth Portfolio: (5)                                 8,158,940         (1,195,227)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Portfolio Partners, Inc.:
    PPI MFS Emerging Equities Portfolio:                          0           (406,682)
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------
    PPI MFS Research Growth Portfolio:                            0           (262,081)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
    PPI MFS Value Equity Portfolio:                               0           (133,426)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
    PPI MFS Scudder International Growth Portfolio:               0           (235,626)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
    PPI MFS T. Rowe Price Growth Equity Portfolio:                0           (193,734)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund -
    International Portfolio: (6)                          4,599,123         (2,286,635)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Total Variable Annuity Account C                  $1,552,106,208     ($ 120,867,375)
========================================================================================



---------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                         Proceeds          Cost of             Net
                                                           from          Investments        Realized
                                                           Sales             Sold          Gain (Loss)
---------------------------------------------------------------------------------------------------------

   Lexington Emerging Markets Fund:                      $1,639,618        $1,424,729         $214,889
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:               14,866,827        11,618,994        3,247,833
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Neuberger and Berman Advisers Management Trust -
    Growth Portfolio: (5)                               128,039,479       103,983,767       24,055,712
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc.:
    PPI MFS Emerging Equities Portfolio:                  3,797,005         3,880,012          (83,007)
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------
    PPI MFS Research Growth Portfolio:                    1,453,829         1,486,006          (32,177)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
    PPI MFS Value Equity Portfolio:                         928,145           929,114             (969)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
    PPI MFS Scudder International Growth Portfolio:      13,091,485        12,881,912          209,573
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
    PPI MFS T. Rowe Price Growth Equity Portfolio:          891,088           887,544            3,544
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund -
    International Portfolio: (6)                        278,386,778       238,895,623       39,491,155
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Total Variable Annuity Account C                  $2,013,561,413    $1,773,010,971     $240,550,442
=========================================================================================================

(1) Effective November 28, 1997, this funds assets were transferred to the PPI
T. Rowe Price Growth Equity Portfolio.

(2) Effective November 28, 1997, this funds assets were transferred to the PPI MFS Research Growth Portfolio.

(3) Effective November 28, 1997, this funds assets were transferred to Aetna Income Shares.

(4) Effective November 28, 1997, this funds assets were transferred to the Aetna Variable Encore Fund.

(5) Effective November 28, 1997, this funds assets were transferred to the PPI MFS Value Equity Portfolio.

(6) Effective November 28, 1997, this funds assets were transferred to the PPI Scudder International Growth Portfolio.

------------------------------------------------------------------------------------------------------------------------
            Net Unrealized                                          Net
             Gain (Loss)                       Net          Increase (Decrease)                   Net Assets
             -----------                    Change in          In Net Assets                      ----------
     Beginning              End            Unrealized            from Unit            Beginning               End
      of Year             of Year          Gain (Loss)         Transactions            of Year              of Year
------------------------------------------------------------------------------------------------------------------------
        $102,991          ($968,279)       ($1,071,270)           $1,874,530
                                                                                       $4,845,481           $5,788,593
------------------------------------------------------------------------------------------------------------------------
       3,997,171          1,786,893         (2,210,278)           17,376,715
                                                                                       23,844,347           42,965,725
------------------------------------------------------------------------------------------------------------------------
       9,459,521                  0         (9,459,521)         (116,641,588)
                                                                                       95,081,684                    0
------------------------------------------------------------------------------------------------------------------------
               0         (3,901,193)        (3,901,193)          357,381,047
                                                                                                0          352,966,999
                                                                                                0               23,166
------------------------------------------------------------------------------------------------------------------------
               0         (4,166,217)        (4,166,217)          231,490,472
                                                                                                0          227,029,997
------------------------------------------------------------------------------------------------------------------------
               0          1,637,084          1,637,084           114,784,015
                                                                                                0          116,286,704
------------------------------------------------------------------------------------------------------------------------
               0          3,033,630          3,033,630           199,692,238
                                                                                                0          202,699,815
------------------------------------------------------------------------------------------------------------------------
               0          3,371,568          3,371,568           166,269,175
                                                                                                0          169,450,553
------------------------------------------------------------------------------------------------------------------------
      29,299,509                  0        (29,299,509)         (204,019,879)
                                                                                      191,515,746                    0
------------------------------------------------------------------------------------------------------------------------
    $612,391,085       $915,465,761       $303,074,676          $615,188,037       $8,565,202,363      $11,155,254,351
========================================================================================================================

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997 (continued):
5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


----------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                                Valuation
                                                                                  Period
                                                               Dividends        Deductions
----------------------------------------------------------------------------------------------

  Aetna Variable Fund:                                       $515,238,366      ($54,321,686)
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------
  Aetna Income Shares:                                         23,144,319        (4,611,478)
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------
  Aetna Variable Encore Fund:                                  14,058,252        (2,878,790)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna Investment Advisers Fund, Inc.:                        72,699,670        (9,562,496)
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------
  Aetna GET Fund, Series B:                                     5,304,368        (1,100,778)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna GET Fund, Series C:                                       969,084          (280,865)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna Ascent Variable Portfolio:                                963,171          (137,931)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna Crossroads Variable Portfolio:                            797,511          (106,179)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna Legacy Variable Portfolio:                                595,666           (63,355)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna Variable Index Plus Portfolio:                             57,328           (16,537)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Alger American Funds:
   Growth Portfolio:                                            2,138,198          (966,404)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                              1,173,212        (3,731,877)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Calvert Responsibly Invested Balanced Fund:                   3,000,539          (425,159)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                     2,269,871          (994,896)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   Growth Portfolio:                                            2,304,888          (707,334)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   Overseas Portfolio:                                            115,737           (82,498)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                       955,910          (196,386)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                 Proceeds         Cost of           Net
                                                                   from         Investments       Realized
                                                                   Sales            Sold        Gain (Loss)
--------------------------------------------------------------------------------------------------------------

  Aetna Variable Fund:                                       $1,237,963,630    $841,837,896    $396,125,734
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------
  Aetna Income Shares:                                          155,474,786     153,469,788       2,004,998
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------
  Aetna Variable Encore Fund:                                   175,207,017     167,163,639       8,043,378
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna Investment Advisers Fund, Inc.:                         223,353,174     160,905,519      62,447,655
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------
  Aetna GET Fund, Series B:                                      25,117,816      18,596,857       6,520,959
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna GET Fund, Series C:                                         229,569         224,240           5,329
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna Ascent Variable Portfolio:                                  514,612         443,710          70,902
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna Crossroads Variable Portfolio:                              755,620         679,118          76,502
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna Legacy Variable Portfolio:                                1,206,903       1,119,490          87,413
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna Variable Index Plus Portfolio:                              356,603         338,531          18,072
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Alger American Funds:
   Growth Portfolio:                                              3,326,813       3,149,890         176,923
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                               24,333,106      17,577,100       6,756,006
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Calvert Responsibly Invested Balanced Fund:                     1,793,014       1,429,393         363,621
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                       3,851,613       3,166,678         684,935
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                                623,639         453,561         170,078
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                            2,280,928       2,065,136         215,792
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                       2,016,939       1,797,456         219,483
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
             Net Unrealized                                            Net
               Gain (Loss)                        Net          Increase (Decrease)                  Net Assets
               -----------                     Change in          In Net Assets                     ----------
       Beginning               End            Unrealized            from Unit            Beginning              End
        of Year              of Year          Gain (Loss)         Transactions            of Year             of Year
--------------------------------------------------------------------------------------------------------------------------
         $267,567,573      $327,744,944       $60,177,371          $39,664,335
                                                                                      $3,805,891,355      $4,694,078,344
                                                                                         144,049,741         212,746,872
--------------------------------------------------------------------------------------------------------------------------
           3,230,862        (9,314,233)       (12,545,095)         (34,151,027)
                                                                                         380,937,626         354,233,289
                                                                                           5,069,969           5,616,023
--------------------------------------------------------------------------------------------------------------------------
           9,204,418          (750,036)        (9,954,454)           5,744,394
                                                                                         230,291,686         245,304,466
--------------------------------------------------------------------------------------------------------------------------
         122,622,603        97,219,569        (25,403,034)          (7,904,062)
                                                                                         713,304,833         800,532,626
                                                                                           9,712,862          14,762,802
--------------------------------------------------------------------------------------------------------------------------
          13,423,804        17,286,695          3,862,891          (22,661,545)
                                                                                          73,136,258          65,062,153
--------------------------------------------------------------------------------------------------------------------------
                   0         2,983,885          2,983,885          195,380,730
                                                                                                   0         199,058,163
--------------------------------------------------------------------------------------------------------------------------
             105,405         1,716,824          1,611,419           14,244,294
                                                                                           4,908,736          21,660,591
--------------------------------------------------------------------------------------------------------------------------
              68,967           838,329            769,362            9,552,968
                                                                                           3,668,757          14,758,921
--------------------------------------------------------------------------------------------------------------------------
              36,214           112,482             76,268            6,451,330
                                                                                           1,919,680           9,067,002
--------------------------------------------------------------------------------------------------------------------------
                   0            80,325             80,325           10,514,249
                                                                                                   0          10,653,437
--------------------------------------------------------------------------------------------------------------------------
            (285,937)        6,730,808          7,016,745           58,052,710
                                                                                          38,454,000         104,872,172
--------------------------------------------------------------------------------------------------------------------------
          38,038,924        39,364,541          1,325,617           77,101,765
                                                                                         241,246,447         323,871,170
--------------------------------------------------------------------------------------------------------------------------
           2,175,908         2,963,927            788,019            7,573,554
                                                                                          28,688,761          39,989,335
--------------------------------------------------------------------------------------------------------------------------
           2,759,687        10,675,870          7,916,183           58,569,396
                                                                                          38,023,939         106,469,428
--------------------------------------------------------------------------------------------------------------------------
             505,388         5,256,264          4,750,876           46,205,811
                                                                                          27,717,728          80,442,047
--------------------------------------------------------------------------------------------------------------------------
             163,196           649,630            486,434            3,994,936
                                                                                           3,718,987           8,449,388
--------------------------------------------------------------------------------------------------------------------------
           1,530,985         2,502,591            971,606              782,358
                                                                                          14,370,158          17,103,129
--------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


-------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                       Valuation
                                                                         Period
                                                      Dividends        Deductions
-------------------------------------------------------------------------------------

   Contrafund Portfolio:                                $357,388         ($910,633)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Index 500 Portfolio:                                  219,199          (139,391)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Franklin Government Securities Trust:                1,223,061          (290,354)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Janus Aspen Series:
   Aggressive Growth Portfolio:                        1,589,459        (1,739,222)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Balanced Portfolio:                                   238,807           (87,725)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Flexible Income Portfolio:                            499,929           (72,736)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Growth Portfolio:                                     630,364          (245,877)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Short-Term Bond Portfolio:                             61,378           (14,453)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                         1,725,690        (1,035,043)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Lexington Emerging Markets Fund:                             0           (55,554)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Lexington Natural Resources Trust Fund:                 80,144          (231,100)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Neuberger and Berman Advisers Management Trust -
   Growth Portfolio:                                   8,437,018        (1,199,983)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Scudder Variable Life Investment Fund -
   International Portfolio:                            4,063,525        (2,264,627)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  TCI Portfolios, Inc. - Growth Fund:                 47,942,547        (4,974,984)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Total Variable Annuity Account C                  $712,854,599     ($ 93,446,331)
=====================================================================================


--------------------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                        Proceeds          Cost of             Net
                                                          from          Investments        Realized
                                                          Sales             Sold          Gain (Loss)
--------------------------------------------------------------------------------------------------------

   Contrafund Portfolio:                                $1,299,964        $1,078,898         $221,066
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                  1,105,697           943,071          162,626
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Franklin Government Securities Trust:                  5,788,894         5,646,267          142,627
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Janus Aspen Series:
   Aggressive Growth Portfolio:                          4,803,682         3,702,615        1,101,067
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                                   1,671,701         1,511,274          160,427
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                            1,541,843         1,429,353          112,490
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                     1,130,979           963,703          167,276
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio:                              726,351           729,002           (2,651)
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                           1,942,344         1,492,553
449,791
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Lexington Emerging Markets Fund:                         905,228           870,164           35,064
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Lexington Natural Resources Trust Fund:                7,649,108         6,026,027        1,623,081
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Neuberger and Berman Advisers Management Trust -
   Growth Portfolio:                                    15,336,623        13,853,081        1,483,542
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Scudder Variable Life Investment Fund -
   International Portfolio:                             26,981,873        22,523,390        4,458,483
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  TCI Portfolios, Inc. - Growth Fund:                  131,517,962       112,052,109       19,465,853
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Total Variable Annuity Account C                  $2,060,808,031    $1,547,239,509     $513,568,522
========================================================================================================

----------------------------------------------------------------------------------------------------------------------
            Net Unrealized                                         Net
             Gain (Loss)                      Net          Increase (Decrease)                  Net Assets
             -----------                   Change in          In Net Assets                     ----------
     Beginning              End            Unrealized           from Unit            Beginning              End
      of Year             of Year         Gain (Loss)         Transactions            of Year             of Year
----------------------------------------------------------------------------------------------------------------------
        $285,166        $15,161,493        $14,876,327         $73,985,256
                                                                                     $30,357,117        $118,886,521
----------------------------------------------------------------------------------------------------------------------
         223,865          2,304,865          2,081,000          15,496,325
                                                                                       3,411,144          21,230,903
----------------------------------------------------------------------------------------------------------------------
         831,241            405,959           (425,282)            664,776
                                                                                      22,042,115          23,356,943
----------------------------------------------------------------------------------------------------------------------
      13,091,398         17,668,916          4,577,518          79,952,029
                                                                                      87,395,716         172,876,567
----------------------------------------------------------------------------------------------------------------------
          60,530            751,567            691,037          12,773,551
                                                                                       1,505,170          15,281,267
----------------------------------------------------------------------------------------------------------------------
         167,581            140,666            (26,915)          4,046,573
                                                                                       3,858,123           8,417,464
----------------------------------------------------------------------------------------------------------------------
         145,978          2,192,571          2,046,593          33,135,966
                                                                                       5,066,487          40,800,809
----------------------------------------------------------------------------------------------------------------------
            (354)            (6,468)            (6,114)          1,108,236
                                                                                         544,210           1,690,606
----------------------------------------------------------------------------------------------------------------------
         786,497         16,710,390         15,923,893         139,287,080
                                                                                      16,046,863         172,398,274
----------------------------------------------------------------------------------------------------------------------
         (46,118)           102,991            149,109           1,627,816
                                                                                       3,089,046           4,845,481
----------------------------------------------------------------------------------------------------------------------
       1,277,740          3,997,171          2,719,431           5,442,307
                                                                                      14,210,484          23,844,347
----------------------------------------------------------------------------------------------------------------------
      11,656,721          9,459,521         (2,197,200)           (937,272)
                                                                                      89,495,579          95,081,684
----------------------------------------------------------------------------------------------------------------------
      12,783,439         29,299,509         16,516,070           4,017,712
                                                                                     164,724,583         191,515,746
----------------------------------------------------------------------------------------------------------------------
      91,671,503          8,139,519        (83,531,984)        (57,916,538)
                                                                                     425,259,499         346,244,393
----------------------------------------------------------------------------------------------------------------------
 $   594,083,184       $612,391,085      $  18,307,901       $ 781,800,013        $6,632,117,659      $8,565,202,363
======================================================================================================================

                          Independent Auditors' Report

The Board of Directors of Aetna Life Insurance and Annuity Company and
     Contract Owners of Variable Annuity Account C:


We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 1997, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1997. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account C as of December 31, 1997, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1997 in conformity with generally accepted accounting principles.



                                              KPMG Peat Marwick LLP


Hartford, Connecticut
February 27, 1998